Deutsche Asset Management

                                                           Mutual Fund
                                                             Semi-Annual Report
                                                              September 30, 2000

                                                                Investment Class

Lifecycle Long Range
Formerly BTInvestment Lifecycle Long Range Fund

Lifecycle Mid Range
Formerly BTInvestment Lifecycle Mid Range Fund

Lifecycle Short Range
Formerly BTInvestment Lifecycle Short Range Fund


                                              A Member of the
                                              Deutsche Bank Group [logo omitted]

Lifecycle Funds
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS                                         3

              LIFECYCLE FUNDS
                 Statements of Assets and Liabilities                       14
                 Statements of Operations                                   15
                 Statements of Changes in Net Assets                        16
                 Financial Highlights                                       19
                 Notes to Financial Statements                              22

              ASSET MANAGEMENT PORTFOLIOS
                 Schedules of Portfolio Investments                         24
                 Statements of Assets and Liabilities                       46
                 Statements of Operations                                   47
                 Statements of Changes in Net Assets                        48
                 Financial Highlights                                       51
                 Notes to Financial Statements                              52




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            The Fund is not insured by the FDIC and is not a deposit,
            obligation of or guaranteed by Deutsche Bank. The Fund is
             subject to investment risks, including possible loss of
                           principal amount invested.
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                                        2

Lifecycle Funds
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LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for the Lifecycle Long Range -- Investment Class, Mid Range -Investment Class, and Short Range -- Investment Class (the "Funds"), providing a review of the markets, the Portfolios, and our outlook as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY

Signs emerged over the semi-annual period that global economic growth was moderating from its super-charged pace of late 1999 and early 2000. Most would agree that some slowing in the rate of economic growth was desirable, if not inevitable, in places where resources are stretched and where overheating was of real concern -- most notably in the US. However, in areas that still have substantial slack in their economies, such as continental Europe, many of the emerging nations, and especially Japan, these signs of moderation were less welcome.

o One of the major contributing factors to this global slowdown was the lagging effects of the monetary tightenings initiated by major central banks, including the Federal Reserve Board, the European Central Bank, and the Bank of Japan, during the second half of 1999 and the first months of 2000.

o Another was the flattening of global equity markets, which gradually diminished the "wealth effect" boost to individual consumption.

o Third was rising energy prices, which cut into consumers' purchasing power throughout most of the major industrialized nations.

US EQUITIES
After five years of spectacular gains, the broad US equity markets were flat or slightly down for the six months ended September 30, 2000. o At first, market worries centered on the risks of economic overheating and rising interest rates. In fact, arguing that the pace of the economy could not be indefinitely supported by labor force growth and thus may rekindle inflation, the Federal Reserve Board followed its five interest rate hikes from the summer of 1999, through March 2000, with yet another on May 16.

   -- The dramatic correction in the NASDAQ Composite that began in March and April and the Justice Department's ruling in the Microsoft antitrust case also impacted the major US equity indices.

   -- The S&P 500 Index fell almost 10% from March 24 through May 23. But the large cap stock market finally found its footing in June when it seemed that the Federal Reserve Board could be induced to delay additional interest rate hikes based on signs of a slowing economy.

o More recently, concerns have shifted to the implications for corporate earnings of slowing economic growth, rising energy prices, and an appreciating dollar. With such concerns persistent, volatility remained high through the end of the third calendar quarter.

US BONDS

The US fixed income markets continued to be dominated by the policies of the Federal Reserve Board.

o During most of the second calendar quarter, the US fixed income markets remained under pressure from signs of excessive demand growth and Federal Reserve Board tightening.

   -- The Federal Reserve Board's rate hike of 0.50% in May, brought the cumulative rise in interest rates since June 1999 to 1.75%, leaving the targeted federal funds rate at 6.50%.

   -- Yield  curves   generally   flattened  in  this  tightening   environment,
      especially in the US Treasury market, where reductions in debt supply actually pushed long-term yields down.

o Beginning in early summer, US fixed income markets rallied, as evidence of moderating US economic growth eased inflation concerns and moved the Federal Reserve Board to the sidelines.

   -- Yield curves  steepened  on the  perception  of an end to Federal  Reserve
      Board tightening.

   -- Long-term US Treasury yields moved up a bit, as investors weighed both the possibility of a post-election easing of fiscal policy and the impact that higher energy prices may have on underlying inflation.

INTERNATIONAL MARKETS
For most of the semi-annual period, the world equity markets were volatile, with a focus on the US Federal Reserve Board's, the European Central Bank's, and the Bank of England's tightening policy for interest rates.

o Other factors included mixed signals about the health of the Japanese economy and higher oil prices that remain a major source of inflation concern for central bankers.

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                                       3

Lifecycle Funds
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LETTER TO SHAREHOLDERS

o In sharp contrast to 1999, technology proved to be one of the worst performing sectors during these months, and world equity markets were buffeted by NASDAQ Composite volatility.

o As the possibility of a "soft landing" in the US decreased the chances of further Federal Reserve Board rate hikes, which investors had feared could induce a global economic slowdown, the world equity markets recovered a bit.

o Regionally, the European equities markets outpaced Asian and Pacific Rim markets.

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
                                              CUMULATIVE                               AVERAGE ANNUAL
                                             TOTAL RETURNS                              TOTAL RETURNS

   Periods ended              Past 6   Past 1   Past 3    Past 5   Since     Past 1   Past 3    Past 5      Since
   September 30, 2000         months     year    years     years  inception    year    years     years  inception
----------------------------------------------------------------------------------------------------------------------
 LIFECYCLE LONG RANGE --
   INVESTMENT CLASS1
   (INCEPTION 11/16/93)    (1.55)%   11.22%    41.20%   105.24%  135.59%   11.22%    12.19%   15.47%   13.28%
----------------------------------------------------------------------------------------------------------------------
 Asset Allocation Index --
   Long Range2              0.03%    10.62%    40.29%    99.53%  144.65%4  10.62%    11.95%   14.82%   13.98%4
----------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio
   Average3                (0.27)%   12.78%    33.61%    88.17%  131.09%4  12.78%     9.97%   13.26%   12.72%4
----------------------------------------------------------------------------------------------------------------------
 LIFECYCLE MID RANGE --
   INVESTMENT CLASS1
   (INCEPTION 10/14/93)     0.20%     9.25%    33.05%    79.36%   95.07%    9.25%     9.99%   12.39%   10.07%
----------------------------------------------------------------------------------------------------------------------
 Asset Allocation Index --
   Mid Range2               1.54%     9.20%    32.18%    73.48%  103.47%4   9.20%     9.75%   11.65%   10.81%4
----------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio
   Average3                (0.27)%   12.78%    33.61%    88.17%  127.79%4  12.78%     9.97%   13.26%   12.32%4
----------------------------------------------------------------------------------------------------------------------
 LIFECYCLE SHORT RANGE --
   INVESTMENT CLASS1
   (INCEPTION 10/15/93)     1.74%     7.49%    24.01%    54.36%   64.16%    7.49%     7.44%    9.07%    7.38%
----------------------------------------------------------------------------------------------------------------------
 Asset Allocation Index --
   Short Range2             3.03%     7.70%    24.10%    50.10%   69.66%4   7.70%     7.46%    8.46%    7.94%4
----------------------------------------------------------------------------------------------------------------------
 Lipper Income Average3     3.14%     8.84%    20.78%    66.20%   93.02%4   8.84%     6.44%   10.52%    9.77%4
----------------------------------------------------------------------------------------------------------------------

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1   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.These figures assume reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. The Fund may invest in derivatives that may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Mergers and acquisition transactions may be renegotiated, terminated, or delayed and in the event that these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than expected.

2 The Asset Allocation Index -- Long Range is comprised of 55% of the S&P 500 Index, 35% of the Salomon Broad Investment Grade Bond Index, and 10% of the 90-Day T-Bill Index. Asset Allocation Index -- Mid Range is comprised of 35% of the S&P 500 Index, 45% of the Salomon Broad Investment Grade Bond Index, and 20% of the 90-Day T-Bill Index. Asset Allocation Index -- Short Range is comprised of 15% of the S&P 500 Index, 55% of the Salomon Broad Investment Grade Bond Index, and 30% of the 90-Day T-Bill Index. The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. The Salomon Broad Investment Grade Bond Index is an unmanaged index which covers an all inclusive universe of institutionally traded USTreasury, Agency, Mortgage and Corporate securities. Index returns do not reflect expenses, which have been deducted from the Fund's return.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.These figures do not reflect sales charges.

4 Benchmark returns are for the period beginning November 30, 1993, for the LifecycleLong Range -- Investment Class and October 30, 1993, for the Lifecycle Mid Range -- InvestmentClass and Lifecycle Short Range -- InvestmentClass.

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                                        4

Lifecycle Funds
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LETTER TO SHAREHOLDERS

Primarily due to increases in interest rates by the US Federal Reserve Board as well as by the European Central Bank, international bond yields, with the exception of the UK, were generally higher. As in the US, the UK yield curve flattened and long-term rates were slightly lower.

CASH
The US dollar climbed higher against most major currencies over the semi-annual period, pushing the euro to all-time lows. Late in the period, joint central bank intervention seems to have arrested, but not reversed, the euro's decline.
o Early in the period, the dollar's strength primarily reflected the pace of US economic growth, which exceeded that of most other major nations.

o More recently, the dollar remained firm despite evidence of moderating US growth, partly because activity abroad has also cooled but even more so because investors around the world continued to view US investment opportunities in a favorable light.

INVESTMENT REVIEW
All three Lifecycle Funds underperformed their respective benchmarks and only the Lifecycle Mid Range outperformed its category average for the semi-annual period ended September 30, 2000. This relative performance was due primarily to each Fund's overweighting of equities, underweighting of US fixed income and exposure to the euro currency. Our model's assessment of a wide variety of factors supported each Fund's allocation.

The drivers behind the equity overweighting, and within that the overweighting of foreign equities, particularly of European markets, and underweighting of US equities, were a combination of three fundamental variables. Namely, these were low inflationary pressures, strong global growth, and sensitivity to the global cost of capital. With global economic growth slowing, we began to reduce the Funds' equity position toward the end of the period.

The US bond position was underweighted to neutral on the basis of relatively low yields and sensitivity to the cost of capital. We made no allocations to international bonds in the Portfolios during the semi-annual period. The Funds were slightly overweighted in the euro during the second calendar quarter and held a more neutral position during the third quarter. The primary driver behind the currency position was the level and global trend in interest rates. o The Lifecycle Long Range's asset weightings were 53% in equities, 35% in bonds, and 12% in cash and other short-term instruments as of September 30, 2000.

o The Lifecycle Mid Range's asset weightings were 33% in equities, 43% in bonds, and 24% in cash and other short-term instruments as of September 30, 2000.

o The Lifecycle Short Range's asset weightings were 14% in equities, 53% in bonds, and 33% in cash and other short-term instruments as of September 30, 2000.

MANAGER OUTLOOK
GOING FORWARD, WE EXPECT GLOBAL ECONOMIC GROWTH TO CONTINUE INTO 2001, ALTHOUGH AT A LESS EXUBERANT PACE THAN EARLIER IN 2000.

o We believe the lagging effects of higher interest rates, higher energy prices, and softer equities markets will continue to exert some restraints.

o We also expect a more balanced economic growth profile around the world, with less contribution from the US and more from Europe and Asia, as these international regions increasingly use up their slack and exploit the same information technologies that have fueled US growth over the past several years. Such narrowing growth differential should gradually help rebalance current account positions, narrowing the deficit in the US and the surpluses in Europe and Asia.

o Of course, the possibility of a more pronounced economic slowing can not be ruled out, especially if energy prices surge further and/or equity markets correct significantly, thereby undercutting investor confidence.

THE MODERATION IN ECONOMIC GROWTH SHOULD, IN OUR VIEW, HELP KEEP INFLATION PRESSURES BROADLY IN CHECK.

o At the same time, the risk of some inflation increase in the US, where resources are so stretched, is still palpable.

o Energy prices pose another risk to the inflation picture, both internationally and in the US, where they may impact especially strongly if they stay high long enough to begin feeding into inflation expectations and wage demands.

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                                        5

Lifecycle Funds
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LETTER TO SHAREHOLDERS

BASED ON THIS ECONOMIC OUTLOOK, OUR VIEW FOR THE FINANCIAL MARKETS IS SHIFTING ACCORDINGLY.

o US equities may have to contend with a less favorable growth/inflation/corporate profits mix than the virtual nirvana that had prevailed in recent years. We believe that earnings growth has peaked and may moderate into 2001.

o The backdrop for US fixed income markets is more favorable. We agree with the consensus outlook that the Federal Reserve Board is nearing the end of its tightening bias. Further, the supply/demand picture for bonds is constructive.

o In Europe, inflationary concerns center around the weak euro, accelerating economic growth, and buoyant money supply. Yet pricing pressures have been remarkably dormant, and there seems to be ample spare capacity in both the goods and labor markets. At the same time, we believe more tightening is required by the European Central Bank over the next twelve months as is a stronger euro in a supportive role. Key positives for Europe include strong economic growth, falling unemployment, tax cuts, and further prospects for corporate consolidation across the continent. We are more cautious in our outlook for the Asian equity markets, as Japan in particular continues to suffer from new bankruptcies and a weak financial framework.

Staying disciplined to the Funds' model-driven investment strategy, we intend to reduce the Portfolios' strong overweighting in equities, increase slightly the positions in bonds, and move out of the euro. We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to achieve the Funds' objective.

We value your ongoing support of the Lifecycle Funds and look forward to continuing to serve your investment needs in the years ahead.

/S/SIGNATURE ROBERT WANG

Robert Wang
Portfolio Manager of the
LIFECYCLE FUNDS
September 30, 2000

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                                        6

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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lifecycle Long Range-- Investment Class
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LETTER TO SHAREHOLDERS

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 PORTFOLIO DIVERSIFICATION
 By Asset Class as of September 30, 2000
 (percentages are based on market value of total investments in the Portfolio)

 [pie chart omitted]
 plot points as follows:

 Short Term Instruments                      Bonds                    Stocks
 12%                                         13%                      53%
--------------------------------------------------------------------------------

This chart shows Lifecycle Long Range's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments). For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

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 FIVE LARGEST COMMON STOCK HOLDINGS
 (percentages are based on market value of total investments in the Portfolio)

General Electric                                 2.26%

Cisco Systems                                    1.57

Microsoft Corp.                                  1.26

Exxon Mobil Corp.                                1.26

Intel Corp.                                      1.13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FIVE LARGEST FIXED INCOME SECURITIES
 (percentages are based on market value of total investments in the Portfolio)

US Treasury Bond, 8.125%, 8/15/19                2.85%

FHLMC Gold, 7.00%, 6/1/09                        1.70

International Paper Co., 8.00%, 7/8/03           1.11

Chemical Master Credit Card Trust,
   5.98%, 9/15/08                                1.10

US Treasury Note, 6.625%, 3/31/02                0.97
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OBJECTIVE
Seeks high total return with reduced risk over the long term by investing in stocks, bonds and short term instruments.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

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                                        8

Lifecycle Long Range -- Investment Class
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PERFORMANCE COMPARISON

LIFECYCLE LONG RANGE -- INVESTMENT CLASS,
ASSET ALLOCATION INDEX -- LONG RANGE AND THE S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE NOVEMBER 16, 1993)1

[line graph omitted]
plot points as follows:

            Lifecycle Long         Asset Allocation            S&P 500 Index
              Range Fund           Index--Long Range
11/16/93         9930                      10000                    10000
3/94             9680                       9789                     9738
9/94             9698                      10081                    10256
3/95            10319                      10843                    11253
9/95            11479                      12261                    13306
3/96            12321                      13185                    14864
9/96            13075                      13894                    16010
3/97            14031                      14913                    17810
9/97            16686                      17439                    22489
3/98            18759                      19410                    26363
9/98            18492                      19200                    24522
3/99            21092                      22015                    31229
9/99            21182                      22117                    31345
3/00            23930                      24458                    36837
9/00            23559                      24465                    35513



      Average Annual Total Return for the Periods Ended September 30, 2000
          One Year 11.22%    Five Year 15.47%    Since 11/16/931 13.28%

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1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
The Asset Allocation Index -- Long Range is calculated using the performance of three indices representative of stocks, bonds and cash(stocks: S&P 500; bonds:
Salomon Broad Investment Grade Bond Index; cash: 90-Day T-Bill Index weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark.
The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
Benchmark returns are for the period beginning November 30, 1993.

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                                        9

Lifecycle Mid Range-- Investment Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION
By Asset Class as of September 30, 2000
 (percentages are based on market value of total investments in the Portfolio)

[pie chart omitted]
plot points as follows:

 Short Term Instruments                Stocks                Bonds
           24%                         33%                   43%

This chart shows Lifecycle Mid Range's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments). For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

--------------------------------------------------------------------------------
 FIVE LARGEST COMMON STOCK HOLDINGS
 (percentages are based on market value of total investments in the Portfolio)

General Electric                                 1.45%

Cisco Systems                                    1.01

Microsoft Corp.                                  0.81

Exxon Mobil Corp.                                0.80

Intel Corp.                                      0.72
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIVE LARGEST FIXED INCOME SECURITIES
(percentages are based on market value of total investments in the Portfolio)

US Treasury Bond, 8.125%, 8/15/19                3.27%

US Treasury Note, 6.625%, 3/31/02                2.91

FHLMC Gold, 7.00%, 6/1/09                        2.28

FGLMC TBA, 6.50%, 7/1/29                         1.32

Harrisburg, PA Housing Corp.,
   10.00%, 7/15/24                               1.24
--------------------------------------------------------------------------------

OBJECTIVE
Seeks capital growth, current income and growth of income consistent with reasonable investment risk.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------
                                       10

Lifecycle Mid Range -- Investment Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

LIFECYCLE MID RANGE -- INVESTMENT CLASS,
ASSET ALLOCATION INDEX -- MID RANGE AND THE S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE OCTOBER 14, 1993)1

[line graph omitted]
plot points as follows:

              Lifecycle Mid        Asset Allocation         S&P 500 Index
               Range Fund          Index--Mid Range
10/14/93           9920                   10000                   10000
3/94               9503                    9765                    9645
9/94               9514                    9969                   10158
3/95              10001                   10611                   11146
9/95              10876                   11729                   13180
3/96              11466                   12400                   14723
9/96              12039                   12938                   15858
3/97              12746                   13662                   17641
9/97              14662                   15393                   22275
3/98              16101                   16712                   26112
9/98              16336                   16918                   24289
3/99              17731                   18520                   30932
9/99              17856                   18632                   31047
3/00              19468                   20039                   36487
9/00              19507                   20347                   35176


      Average Annual Total Return for the Periods Ended September 30, 2000
           One Year 9.25%    Five Year 12.39%    Since 10/14/931 10.07%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
The Asset Allocation Index -- Mid Range is calculated using the performance of three indices representative of stocks, bonds and cash (stocks: S&P 500; bonds:
Salomon Broad Investment Grade Bond Index; cash: 90-Day T-Bill Index weighted by their corresponding proportion of the Fund's neutral position (stocks: 35%; bonds: 45%; cash: 20%). These results are summed to produce the aggregate benchmark.
The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
Benchmark returns are for the period beginning October 31, 1993.

--------------------------------------------------------------------------------
                                       11

Lifecycle Short Range-- Investment Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION
By Asset Class as of September 30, 2000
(percentages are based on market value of total investments in the Portfolio)

[pie chart omitted]
plot points as follows:

Stocks         Short Term Instruments        Bonds
 14%                     33%                  53%
--------------------------------------------------------------------------------

This chart shows Lifecycle Short Range's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments). For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

--------------------------------------------------------------------------------
 FIVE LARGEST COMMON STOCK HOLDINGS
 (percentages are based on market value of total investments in the Portfolio)

General Electric                                 0.62%

Cisco Systems                                    0.43

Exxon Mobil Corp.                                0.35

Microsoft Corp.                                  0.35

Intel Corp.                                      0.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FIVE LARGEST FIXED INCOME SECURITIES
 (percentages are based on market value of total investments in the Portfolio)

FHLMC Gold, 7.00%, 6/1/09                        3.77%

US Treasury Bond, 8.125%, 8/15/19                3.71

US Treasury Note, 6.625%, 3/31/02                2.53

Harrisburg, PA Housing Corp.,
   10.00%, 7/15/24                               2.06

Air 2 US, 8.027%, 10/1/19                        1.97
--------------------------------------------------------------------------------

OBJECTIVE
Seeks high current income consistent with conservation of capital.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------
                                       12

Lifecycle Short Range-- Investment Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

LIFECYCLE SHORT RANGE -- INVESTMENT CLASS,
ASSET ALLOCATION INDEX -- SHORT RANGE AND THE S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE OCTOBER 15, 1993)1

[line graph omitted]
plot points as follows:

             Lifecycle Short         Asset Allocation             S&P 500 Index
               Range Fund           Index--Short Range
10/15/93         9940                     10000                          10000
3/94             9655                      9818                           9645
9/94             9581                      9934                          10158
3/95             9952                     10463                          11146
9/95            10635                     11303                          13180
3/96            11014                     11748                          14723
9/96            11428                     12134                          15858
3/97            11930                     12601                          17641
9/97            13237                     13671                          22275
3/98            14158                     14472                          26112
9/98            14775                     14975                          24289
3/99            15256                     15640                          30932
9/99            15272                     15754                          31047
3/00            16136                     16467                          36487
9/00            16416                     16966                          35176


      Average Annual Total Return for the Periods Ended September 30, 2000
          One Year 7.49%    Five Year 9.07%    Since 10/15/931 7.38%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. The Asset Allocation Index -- Short Range is calculated using the performance of three indices representative of stocks, bonds and cash (stocks: S&P 500; bonds: Salomon Broad Investment Grade Bond Index; cash: 90-Day T-Bill Index weighted by their corresponding proportion of the Fund's neutral position (stocks: 15%; bonds: 55%; cash: 30%). These results are summed to produce the aggregate benchmark. The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
Benchmark returns are for the period beginning October 31, 1993.

--------------------------------------------------------------------------------
                                       13

Lifecycle Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

--------------------------------------------------------------------------------

                                                                         SEPTEMBER 30, 2000
                                                         LIFECYCLE            LIFECYCLE             LIFECYCLE
                                                       LONG RANGE --        MID RANGE --          SHORT RANGE --
                                                     INVESTMENT CLASS     INVESTMENT CLASS      INVESTMENT CLASS
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in Portfolio, at Value1                   $150,870,120          $90,919,013           $27,413,971
   Receivable for Shares of Beneficial
     Interest Subscribed                                     652,744              571,794               222,008
   Prepaid Expenses and Other                                  9,001                7,715                 8,934
                                                        ------------          -----------           -----------
Total Assets                                             151,531,865           91,498,522            27,644,913
                                                        ------------          -----------           -----------
LIABILITIES
   Income Dividend Payable                                   494,817              513,223               209,729
   Due to Bankers Trust                                       46,144               24,219                 3,932
   Payable for Shares of Beneficial
     Interest Redeemed                                     1,039,589              122,857               148,261
   Accrued Expenses and Other                                 22,699               17,807                20,849
                                                        ------------          -----------           -----------
Total Liabilities                                          1,603,249              678,106               382,771
                                                        ------------          -----------           -----------
NET ASSETS                                              $149,928,616          $90,820,416           $27,262,142
                                                        ============          ===========           ===========
COMPOSITION OF NET ASSETS
   Paid-in Capital                                      $142,225,366          $87,205,301           $26,942,325
   Undistributed (Distributions in Excess of)
     Net Investment Income                                   875,245              534,879                (1,541)
   Accumulated Net Realized Loss from
     Investment, Foreign Currency,
     Forward Foreign Currency and
     Futures Transactions                                   (582,122)          (1,055,848)             (147,882)
   Net Unrealized Appreciation on
     Investments, Foreign Currencies and
     Forward Foreign Currency and
     Futures Contracts                                     7,410,127            4,136,084               469,240
                                                        ------------          -----------           -----------
NET ASSETS                                              $149,928,616          $90,820,416           $27,262,142
                                                        ============          ===========           ===========
SHARES OUTSTANDING ($0.001 par value per
   share, unlimited number of shares of
   beneficial interest authorized)                        12,338,584            8,596,016             2,628,727
                                                        ============          ===========           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (net assets divided by
   shares outstanding)                                  $      12.15          $     10.57           $     10.37
                                                        ============          ===========           ===========

--------------------------------------------------------------------------------
1 Allocated from Asset Management  Portfolio,  Asset Management Portfolio II and
  Asset Management Portfolio III, respectively.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Lifecycle Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

--------------------------------------------------------------------------------

                                                             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
                                                         LIFECYCLE            LIFECYCLE             LIFECYCLE
                                                       LONG RANGE --        MID RANGE --          SHORT RANGE --
                                                     INVESTMENT CLASS     INVESTMENT CLASS      INVESTMENT CLASS
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income, Net1                                          $ 2,587,409          $ 2,076,843           $ 852,299
                                                         -----------          -----------           ---------
EXPENSES
   Administration and Services Fees                          513,389              306,222             105,076
   Professional Fees                                          10,532               10,532               6,881
   Printing and Shareholder Reports                            6,017                6,017               8,851
   Registration Fees                                           5,261                4,906               3,477
   Trustees Fees                                               3,604                3,599               3,430
   Miscellaneous                                               1,440                1,090               1,029
                                                         -----------          -----------           ---------
Total Expenses                                               540,243              332,366             128,744
Less: Fee Waivers or Expense
   Reimbursements                                           (222,909)            (143,922)            (64,803)
                                                         -----------          -----------           ---------
Net Expenses                                                 317,334              188,444              63,941
                                                         -----------          -----------           ---------
NET INVESTMENT INCOME                                      2,270,075            1,888,399             788,358
                                                         -----------          -----------           ---------
REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS,
   FOREIGN  CURRENCIES  AND FORWARD FOREIGN CURRENCY AND
   FUTURES CONTRACTS
     Net Realized Gain (Loss) from:
      Investment Transactions                              2,024,700              906,340             364,578
      Foreign Currency Transactions                       (1,383,529)            (635,066)           (132,827)
      Forward Foreign Currency Transactions                       --                  543               1,570
      Futures Transactions                                  (970,792)          (1,149,818)           (379,388)
      Net Change in Unrealized Appreciation/
         Depreciation on Investments, Foreign
         Currencies and Forward Foreign Currency
         and Futures Contracts                            (4,411,419)            (914,249)            (91,212)
                                                         -----------          -----------           ---------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS, FOREIGN CURRENCIES AND
   FORWARD FOREIGN CURRENCY
   AND FUTURES CONTRACTS                                  (4,741,040)          (1,792,250)           (237,279)
                                                         -----------          -----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $(2,470,965)         $    96,149           $ 551,079
                                                        ============          ===========           =========

--------------------------------------------------------------------------------
1 Allocated from Asset Management  Portfolio,  Asset Management Portfolio II and
  Asset Management Portfolio III, respectively.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Lifecycle Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 LIFECYCLE LONGRANGE -- INVESTMENT CLASS                                     FOR THE SIX             FOR THE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                           SEPTEMBER 30,            MARCH 31,
                                                                               20001                  2000
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                    $  2,270,075            $  3,708,998
   Net Realized Gain (Loss) from Investment, Foreign
      Currency, Forward Foreign Currency and
      Futures Transactions                                                      (329,621)             18,381,354
   Net Change in Unrealized Appreciation/Depreciation
      on Investments, Foreign Currencies and Forward
      Foreign Currency and Futures Contracts                                  (4,411,419)             (1,227,450)
                                                                            ------------            ------------
Net Increase (Decrease) in Net Assets from Operations                         (2,470,965)             20,862,902
                                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                                      (1,563,609)             (2,891,082)
   Net Realized Gain from Investment Transactions                            (16,388,503)             (1,362,641)
                                                                            ------------            ------------
Total Distributions                                                          (17,952,112)             (4,253,723)
                                                                            ------------            ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares                                              15,844,485              78,743,860
   Dividend Reinvestments                                                     16,842,880               4,276,820
   Cost of Shares Redeemed                                                   (29,231,183)            (66,284,338)
                                                                            ------------            ------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest                                                         3,456,182              16,736,342
                                                                            ------------            ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (16,966,895)             33,345,521
NET ASSETS
   Beginning of Period                                                       166,895,511             133,549,990
                                                                            ------------            ------------
   End of Period (Including undistributed net investment
      income of $875,245 and $168,779, respectively)                        $149,928,616            $166,895,511
                                                                            ============            ============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Lifecycle Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 LIFECYCLE MIDRANGE -- INVESTMENT CLASS                                      FOR THE SIX             FOR THE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                           SEPTEMBER 30,            MARCH 31,
                                                                               20001                  2000
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                    $  1,888,399            $  2,839,331
   Net Realized Gain (Loss) from Investment, Foreign
     Currency, Forward Foreign Currency and Futures
     Transactions                                                               (886,769)              6,000,297
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts                                             (905,481)                597,643
                                                                            ------------            ------------
Net Increase in Net Assets from Operations                                        96,149               9,437,271
                                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                                      (1,428,532)             (2,051,848)
   Net Realized Gain from Investment Transactions                             (5,491,858)               (113,956)
                                                                            ------------            ------------
Total Distributions                                                           (6,920,390)             (2,165,804)
                                                                            ------------            ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares                                              12,786,691              60,000,418
   Dividend Reinvestments                                                      6,679,610               2,165,597
   Cost of Shares Redeemed                                                   (20,431,710)            (48,383,006)
                                                                            ------------            ------------
Net Increase (Decrease) from Capital Transactions in
   Shares of Beneficial Interest                                                (965,409)             13,783,009
                                                                            ------------            ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (7,789,650)             21,054,476
NET ASSETS
   Beginning of Period                                                        98,610,066              77,555,590
                                                                            ------------            ------------
   End of Period (Including undistributed net investment
     income of $534,879 and $75,012, respectively)                          $ 90,820,416            $ 98,610,066
                                                                            ============            ============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Lifecycle Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 LIFECYCLE SHORT RANGE -- INVESTMENT CLASS                                   FOR THE SIX             FOR THE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                           SEPTEMBER 30,            MARCH 31,
                                                                               20001                  2000
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                     $   788,358            $  1,556,356
   Net Realized Gain (Loss) from Investment, Foreign
     Currency, Forward Foreign Currency and
     Futures Transactions                                                       (146,067)              1,155,473
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts                                              (91,212)               (563,439)
                                                                            ------------            ------------
Net Increase in Net Assets from Operations                                       551,079               2,148,390
                                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                                        (625,985)             (1,068,583)
   Net Realized Gain from Investment Transactions                               (555,007)                     --
                                                                            ------------            ------------
Total Distributions                                                           (1,180,992)             (1,068,583)
                                                                            ------------            ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares                                               5,796,645              29,264,331
   Dividend Reinvestments                                                        745,899               1,065,845
   Cost of Shares Redeemed                                                   (16,345,329)            (38,246,941)
                                                                            ------------            ------------
Net Decrease from Capital Transactions in Shares of
   Beneficial Interest                                                        (9,802,785)             (7,916,765)
                                                                            ------------            ------------
TOTAL DECREASE IN NET ASSETS                                                 (10,432,698)             (6,836,958)
NET ASSETS
   Beginning of Period                                                        37,694,840              44,531,798
                                                                            ------------            ------------
   End of Period (Including distributions in excess of net
     investment income of $1,540 and $163,914,
     respectively.)                                                         $ 27,262,142            $ 37,694,840
                                                                            ============            ============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Lifecycle Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 LIFECYCLE LONG RANGE --                     FOR THE SIX
 INVESTMENT CLASS                           MONTHS ENDED                    FOR THE YEARS ENDED MARCH 31,
                                         SEPTEMBER 30, 20001     2000       1999        1998        1997      1996
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $  13.86        $  12.57   $  14.57    $  11.96    $ 11.32    $ 10.07
                                               --------        --------   --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.19            0.33       0.43        0.32       0.35       0.37
   Net Realized and Unrealized Gain
      (Loss) on Investments, Foreign
      Currencies and Forward
      Foreign Currency and Futures
      Contracts                                   (0.44)           1.32       1.27        3.57       1.18       1.54
                                               --------        --------   --------    --------    -------    -------
Total from Investment Operations                  (0.25)           1.65       1.70        3.89       1.53       1.91
                                               --------        --------   --------    --------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                          (0.13)          (0.24)     (0.47)      (0.33)     (0.39)     (0.38)
   Net Realized Gain from
      Investment Transactions                     (1.33)          (0.12)     (2.98)      (0.95)     (0.50)     (0.28)
   Distributions in Excess of Net
      Investment Income                              --              --      (0.25)         --         --         --
                                               --------        --------   --------    --------    -------    -------
Total Distributions                               (1.46)          (0.36)     (3.70)      (1.28)     (0.89)     (0.66)
                                               --------        --------   --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $  12.15        $  13.86   $  12.57    $  14.57    $ 11.96    $ 11.32
                                               ========        ========   ========    ========    =======    =======
TOTAL INVESTMENT RETURN                           (1.55)%         13.46%     12.44%      33.69%     13.88%     19.41%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period
   (000s omitted)                              $149,929        $166,896   $133,550    $138,801    $78,291    $56,012
Ratios to Average Net Assets:
   Net Investment Income                           2.87%2          2.30%      2.51%       2.57%      2.73%      3.58%
   Expenses After Waivers,
      Including Expenses of the
      Asset Management Portfolio                   1.00%2          1.00%      1.00%       1.00%      1.00%      1.00%
   Expenses Before Waivers,
      Including Expenses of the
      Asset Management Portfolio                   1.44%2          1.46%      1.44%       1.45%      1.48%      1.60%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Lifecycle Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 LIFECYCLE MID RANGE --                     FOR THE SIX
 INVESTMENT CLASS                           MONTHS ENDED                    FOR THE YEARS ENDED MARCH 31,
                                         SEPTEMBER 30, 20001    2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 11.38        $ 10.60     $ 12.32     $ 10.80    $ 10.48    $  9.61
                                               -------        -------     -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.22           0.32        0.32        0.37       0.42       0.41
   Net Realized and Unrealized Gain
     (Loss) on Investments, Foreign
     Currencies and Forward
     Foreign Currency and
     Futures Contracts                           (0.21)          0.71        0.84        2.36       0.72       0.96
                                               -------        -------     -------     -------    -------    -------
Total from Investment Operations                  0.01           1.03        1.16        2.73       1.14       1.37
                                               -------        -------     -------     -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                         (0.18)         (0.23)      (0.38)      (0.37)     (0.44)     (0.44)
   Net Realized Gain from
     Investment Transactions                     (0.64)         (0.02)      (2.32)      (0.84)     (0.38)     (0.06)
   Distributions in Excess of Net
     Realized Gain                                  --             --       (0.18)         --         --         --
                                               -------        -------     -------     -------    -------    -------
Total Distributions                              (0.82)         (0.25)      (2.88)      (1.21)     (0.82)     (0.50)
                                               -------        -------     -------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $ 10.57        $ 11.38     $ 10.60     $ 12.32    $ 10.80    $ 10.48
                                               =======        =======     =======     =======    =======    =======
TOTAL INVESTMENT RETURN                           0.20%          9.80%      10.12%      26.33%     11.16%     14.65%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period
   (000s omitted)                              $90,820        $98,610     $77,556     $95,103    $61,867    $51,466
Ratios to Average Net Assets:
   Net Investment Income                          4.00%2         3.03%       2.75%       3.31%      3.48%      4.15%
   Expenses After Waivers,
     Including Expenses of the
     Asset Management PortfolioII                 1.00%2         1.00%       1.00%       1.00%      1.00%      1.00%
   Expenses Before Waivers,
     Including Expenses of the
     Asset Management Portfolio II                1.52%2         1.51%       1.51%       1.48%      1.55%      1.58%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Lifecycle Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 LIFECYCLE SHORT RANGE --                  FOR THE SIX
 INVESTMENT CLASS                          MONTHS ENDED                    FOR THE YEARS ENDED MARCH 31,
                                        SEPTEMBER 30, 20001    2000        1999         1998       1997        1996
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 10.54        $ 10.23     $ 10.82     $ 10.31    $ 10.03    $  9.50
                                               -------        -------     -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.25           0.39        0.40        0.44       0.48       0.45
   Net Realized and Unrealized Gain
     (Loss) on Investments, Foreign
     Currencies and Forward
     Foreign Currency and
     Futures Contracts                           (0.06)          0.18        0.43        1.39       0.34       0.54
                                               -------        -------     -------     -------    -------    -------
Total from Investment Operations                  0.19           0.57        0.83        1.83       0.82       0.99
                                               -------        -------     -------     -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                         (0.20)         (0.26)      (0.44)      (0.46)     (0.54)     (0.46)
   Net Realized Gain from
      Investment Transactions                    (0.16)            --       (0.76)      (0.86)        --         --
   Distributions in Excess of Net
      Realized Gains                                --             --       (0.22)         --         --         --
                                               -------        -------     -------     -------    -------    -------
Total Distributions                              (0.36)         (0.26)      (1.42)      (1.32)     (0.54)     (0.46)
                                               -------        -------     -------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $ 10.37        $ 10.54     $ 10.23     $ 10.82    $ 10.31    $ 10.03
                                               =======        =======     =======     =======    =======    =======
TOTAL INVESTMENT RETURN                           1.74%          5.76%       7.76%      18.68%      8.32%     10.67%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period
   (000s omitted)                              $27,262        $37,695     $44,532     $49,408    $32,552    $28,899
Ratios to Average Net Assets:
   Net Investment Income                          4.88%2         3.61%       3.52%       4.06%      4.24%      4.64%
   Expenses After Waivers,
     Including Expenses of the
     Asset Management Portfolio III               1.00%2         1.00%       1.00%       1.00%      1.00%      1.00%
   Expenses Before Waivers,
     Including Expenses of the
     Asset Management Portfolio III               1.70%2         1.67%       1.55%       1.58%      1.65%      1.65%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

Lifecycle Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. Lifecycle Long Range -- Investment Class (Long Range), Lifecycle Mid Range -- Investment Class (Mid Range) and Lifecycle Short Range -- Investment Class (Short Range) (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Funds began operations and offering shares of beneficial interest on the following dates:

                                      COMMENCEMENT OF
                                        OPERATIONS
                                 -------------------------
Long Range                           November 16, 1993
Mid Range                            October 14, 1993
Short Range                          October 15, 1993

Long Range, Mid Range and Short Range seek to achieve their investment objectives by investing substantially all of their assets in the Asset
Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio" and collectively, the "Portfolios"), respectively. Asset Management Portfolios II and III are part of BT Investment Portfolios. The Portfolios are open-end management investment companies registered under the Act. The value of each Fund's investment in the Portfolios reflects each Fund's proportionate interest in the net assets of that Portfolio. At September 30, 2000, Long Range's investment was 24% of the Asset Management Portfolio, Mid Range's investment was 100% of the Asset Management Portfolio II and the Short Range's investment was 100% of the Asset Management Portfolio III.

The financial statements of each of the Portfolios, including a list of investments held, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
Each Fund earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Funds are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. Short Range has deferred a post-October currency loss of $176,293 to the next year.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to each fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                       22

Lifecycle Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to each of the Funds. The Trust has entered into an agreement with Investment Company Capital Corp., an indirectly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .65% of each Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Fund through July 31, 2001, to the extent necessary, to limit all expenses to .40% of the average daily net assets of each Fund, excluding expenses of the respective Portfolios, and 1.00% of the average daily net assets of each Fund, including expenses of the respective Portfolios.

ICC Distributors, Inc. provides distribution services to the Funds.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At September 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
                                      ------------------------------------------------------------------------------
                                              LONG RANGE                 MID RANGE               SHORT RANGE
                                      ------------------------  ------------------------  -------------------------
                                        SHARES      AMOUNT        SHARES      AMOUNT        SHARES       AMOUNT
                                      ----------  ------------  ----------  ------------  ----------   ------------
Sold                                   1,222,397  $ 15,844,485   1,169,286  $ 12,786,691     553,838   $  5,796,645
Reinvested                             1,371,384    16,842,880     630,838     6,679,610      72,207        745,899
Redeemed                              (2,294,627)  (29,231,183) (1,867,584)  (20,431,710) (1,572,857)   (16,345,329)
                                      ----------  ------------  ----------  ------------  ----------   ------------
Net Increase/(Decrease)                  299,154  $  3,456,182     (67,460) $   (965,409)   (946,812)  $ (9,802,785)
                                      ==========  ============  ==========  ============  ==========   ============

                                                            FOR THE YEAR ENDED MARCH 30, 2000
                                      -----------------------------------------------------------------------------
                                              LONG RANGE                 MID RANGE               SHORT RANGE
                                      ------------------------  ------------------------  -------------------------
                                        SHARES       AMOUNT       SHARES      AMOUNT       SHARES        AMOUNT
                                      ----------  ------------  ----------  ------------  ----------   ------------
Sold                                   6,139,806  $ 78,743,860   5,573,793  $ 60,000,418   2,834,249   $ 29,264,331
Reinvested                               337,481     4,276,820     199,229     2,165,597     104,072      1,065,845
Redeemed                              (5,058,956)  (66,284,338) (4,426,876)  (48,383,006) (3,714,674)   (38,246,941)
                                      ----------  ------------  ----------  ------------  ----------   ------------
Net Increase/(Decrease)                1,418,331  $ 16,736,342   1,346,146  $ 13,783,009    (776,353)  $ (7,916,765)
                                      ==========  ============  ==========  ============  ==========   ============

NOTE 4 -- CHANGE IN NAME
On July 31, 2000, the funds changed their names as follows:

                 OLD NAME                                         NEW NAME
-------------------------------------------                ----------------------------------------
BT Investment Lifecycle Long Range Fund                    Lifecycle Long Range -- Investment Class
BT Investment Lifecycle Mid Range Fund                     Lifecycle Mid Range -- Investment Class
BT Investment Lifecycle Short Range Fund                   Lifecycle Short Range -- Investment Class

--------------------------------------------------------------------------------
                                       23

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
          INVESTMENTS IN UNAFFILIATED ISSUERS
          COMMON STOCKS -- 52.6%
          AEROSPACE -- 0.0%
    3,300 Rockwell International Corp.      $   99,825
                                           -----------
          APPAREL TEXTILES -- 0.0%
    3,800 Springs Industries, Inc.--
            Class A                            107,112
                                           -----------
          BASIC MATERIALS -- 1.6%
    4,800 Air Products and Chemicals, Inc.     172,800
    4,100 Alcan Aluminum Ltd.                  118,644
   21,500 Alcoa, Inc.                          544,219
    2,100 Allegheny Technologies                38,062
   15,885 Archer-Daniels-Midland Co.           137,008
    9,800 Barrick Gold Corp.                   149,450
   24,600 Bethlehem Steel                       73,800
    4,200 Boise Cascade Corp.                  111,562
   18,900 Du Pont (E.I.) de Nemours & Co.      783,169
    6,000 Eastman Chemical Co.                 221,625
    3,200 Engelhard Corp.                       52,000
    2,200 FMC Corp.                            147,537
    5,000 Freeport-McMoRan Copper &
            Gold, Inc.-- Class B                44,062
    3,700 Georgia-Pacific Corp.                 86,950
    1,000 Great Lakes Chemical Corp.            29,312
    2,700 Hercules, Inc.                        38,137
    6,500 Homestake Mining Co.                  33,719
    4,400 Inco Ltd.                             70,950
    4,700 International Flavors &
            Fragrances, Inc.                    85,775
    2,601 International Paper Co.               74,616
  116,100 Lilly Industries, Inc.-- Class A   3,424,950
    2,500 Louisiana-Pacific Corp.               22,969
    2,000 Mead Corp.                            46,750
    4,100 Newmont Mining Corp.                  69,700
      800 Nucor Corp.                           24,100
    4,200 Pactiv Corp.                          46,987
    1,000 Phelps Dodge Corp.                    41,750
    8,200 Placer Dome, Inc.                     77,387
    2,300 Potlatch Corp.                        72,737
    3,200 PPG Industries, Inc.                 127,000
    3,200 Praxair, Inc.                        119,600
    3,900 Rohm & Haas Co.                      113,344
      700 Sigma Aldrich Corp.                   23,100
   22,300 Southdown, Inc.                    1,588,875
    3,100 Temple Inland, Inc.                  117,412
   13,900 Union Carbide Corp.                  524,725
    6,500 USX-- US Steel Group                  98,719
    1,400 Vulcan Materials Co.                  56,262
    1,800 W.R. Grace & Co.                      12,375
      900 Westvaco Corp.                        24,019
    4,500 Weyerhaeuser Co.                     181,687
    1,100 Willamette Industries, Inc.           30,800
    7,400 Worthington Industries, Inc.          69,375
                                           -----------
                                             9,928,020
CAPITAL GOODS -- 4.0%
    4,600 Allied Waste Industries, Inc.         42,262
    5,300 American Power Conversion Corp.1     101,694
    2,000 Avery Dennison Corp.                  92,750
   21,600 Boeing Co.                         1,360,800
    3,500 Briggs & Stratton Corp.              132,344
    1,000 Caterpillar, Inc.                     33,750
      900 Cooper Industries, Inc.               31,725
    1,500 Crane Co.                             34,312
    8,900 Crown Cork & Seal Co., Inc.           95,119
    3,900 Cummins Engine Co., Inc.             116,756
    2,800 Danaher Corp.                        139,300
    4,500 Deere & Co.                          149,625
    4,300 Dover Corp.                          201,831
    1,100 Eaton Corp.                           67,787
    9,900 Emerson Electric Co.                 663,300
      600 Fluor Corp.                           18,000
    6,400 General Dynamics Corp.               402,000
  243,900 General Electric Co.              14,069,981
    1,200 Goodrich (B.F.) Co.                   47,025
   12,400 Honeywell International, Inc.        441,750
    2,500 Illinois Tool Works, Inc.            139,687
    2,900 Ingersoll-Rand Co.                    98,237
      800 ITT Industries                        25,950
    1,200 Johnson Controls, Inc.                63,825
    9,400 Lockheed Martin Corp.                309,824
      500 Millipore Corp.                       24,219
    9,300 Minnesota Mining &
            Manufacturing Co.                  847,462
    3,900 Molex, Inc.                          212,306
    3,800 National Service Industries, Inc.     74,337
    4,000 Navistar International Corp.         119,750
    1,300 Northrop Grumman Corp.               118,137
    3,800 Owens-Illinois, Inc.                  35,150
    3,600 Paccar, Inc.                         133,425
    3,100 Pall Corp.                            61,806
    1,600 Parker-Hannifin Corp.                 54,000
    4,600 Sanmina Corp.1                       430,675
    4,000 Sealed Air Corp.                     181,000
   16,800 Solectron Corp.                      774,900
        1 Teledyne Technologies                     29
    4,900 Textron, Inc.                        226,012
    4,000 Thermo Electron Corp.                104,000
    1,600 Timken Co.                            21,900
   40,900 Tyco International Ltd.            2,121,687
   11,000 United Technologies Corp.            761,750
   15,600 Waste Management, Inc.               272,025
                                           -----------
                                            25,454,204
                                           -----------
          CHEMICAL -- SPECIALTY -- 0.2%
   24,900 Bush Boake Allen, Inc.1            1,190,531
                                           -----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
          COMMUNICATION SERVICES -- 2.9%
    2,500 Alltel Corp.                     $   130,469
   85,300 AT&T Corp.                         2,505,687
   45,300 BellSouth Corp.                    1,823,325
   25,200 Global Crossing Ltd.                 783,963
   20,800 Nextel Communications, Inc.--
            Class A                            972,400
   40,200 Qwest Communications
            International, Inc.1             1,932,112
   82,900 SBC Communications, Inc.           4,145,000
   12,400 Sprint Corp.                         363,475
   25,800 Sprint PCS Group                     904,612
   61,100 Verizon Communications             2,959,531
   71,000 Worldcom, Inc.1                    2,156,625
                                           -----------
                                            18,677,199
                                           -----------
          COMPUTER SOFTWARE -- 0.4%
  207,900 Mynd Corp.1                        2,806,650
      380 Synavant1                              2,541
                                           -----------
                                             2,809,191
                                           -----------
          CONSUMER CYCLICALS -- 3.4%
    1,500 American Greetings Corp. -- Class A   26,250
      800 Armstrong Holdings 1                   9,550
    7,000 Autozone, Inc.                       158,812
   10,700 Bed, Bath & Beyond, Inc.             260,980
    6,200 Best Buy, Inc.                       394,475
    1,300 Black & Decker Corp.                  44,444
    2,200 Brunswick Corp.                       40,150
    4,000 Carnival Corp.-- Class A              98,500
   17,900 Cendant Corp.                        194,662
      300 Centex Corp.                           9,637
      200 Circuit City Stores, Inc.              4,600
   12,600 Consolidated Stores Corp.            170,100
    5,600 Convergys Corp.1                     217,700
    8,100 Cooper Tire & Rubber Co.              81,506
   13,600 Costco Wholesale Corp.               475,150
    3,700 Dana Corp.                            79,550
   13,900 Delphi Automotive Systems            210,237
    2,800 Dillard Department Stores, Inc. --
            Class A                             29,750
    8,200 Dollar General Corp.                 137,350
    1,600 Dow Jones & Co., Inc.                 96,800
    2,800 Dun & Bradstreet Corp.                96,425
    8,600 Federated Department Stores, Inc.    224,675
   50,493 Ford Motor Co New                  1,278,104
    5,800 Gannett Co., Inc.                    307,400
   20,900 Gap, Inc.                            420,612
   14,600 General Motors Corp.                 949,000
    7,200 Genuine Parts Co.                    137,250
    3,900 Goodyear Tire & Rubber Co.            70,200
    4,300 Harcourt General, Inc.               253,700
    6,500 Harley-Davidson, Inc.                311,187
    6,100 Harrah's Entertainment, Inc.         167,750
    4,300 Hasbro, Inc.                          49,181
    9,200 Hilton Hotels Corp.                  106,375
   56,400 Home Depot, Inc.                   2,992,725
    7,600 IMS Health, Inc.                     157,700
    6,600 Interpublic Group of Cos., Inc.      224,812
    6,400 J.C. Penney Co., Inc.                 75,600
    4,000 Kaufman & Broad Home Corp.           107,750
   11,900 Kmart Corp.                           71,400
    4,500 Knight-Ridder, Inc.                  228,656
    9,500 Kohls Corp.                          548,031
    4,900 Leggett & Platt, Inc.                 77,481
   14,200 Limited, Inc.                        313,287
      300 Liz Claiborne, Inc.                   11,550
    4,500 Lowe's Cos., Inc.                    201,937
    4,900 Marriott International, Inc.         178,544
   11,200 Masco Corp.                          208,600
   10,600 Mattel, Inc.                         118,587
    7,400 May Department Stores Co.            151,700
    4,200 McGraw-Hill Cos., Inc.               266,962
    3,000 New York Times Co.-- Class A         117,937
    6,600 Newell Rubbermaid, Inc.              150,563
      100 Nike, Inc.                             4,006
    3,400 Nordstrom, Inc.                       52,912
   18,700 Office Depot, Inc.                   146,094
    3,900 Omnicom Group, Inc.                  284,456
    5,600 Pulte Corp.                          184,800
    4,000 Radioshack Corp.                     258,500
    8,600 Reebok International Ltd.            161,787
      500 Russell Corp.                          7,937
   10,500 Sears, Roebuck & Co.                 340,410
    4,100 Sherwin-Williams Co.                  87,637
    1,500 Snap-On Tools Corp.                   35,344
    2,200 Stanley Works                         50,737
   11,800 Staples, Inc.                        167,412
   22,600 Target Corp.                         579,125
    7,500 Tiffany & Co.                        289,219
   10,600 Toys `R' Us, Inc.                    172,250
    6,200 Tribune Co.                          270,475
    2,000 TRW, Inc.                             81,250
    2,300 V.F. Corp.                            56,781
    3,200 Visteon Corp                          48,400
  109,500 Wal-Mart Stores, Inc.              5,269,687
      800 Whirlpool Corp.                       31,100
                                           -----------
                                            21,896,203
                                           -----------
          CONSUMER STAPLES -- 6.7%
      100 Alberto-Culver Co. -- Class B          2,881
   21,100 Anheuser Busch Cos., Inc.            892,794
    5,000 Avon Products, Inc.                  204,375



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
   58,700 Bestfoods                        $ 4,270,425
      800 Brown-Forman Corp.-- Class B          43,800
    6,400 Cardinal Health, Inc.                564,400
   17,000 Clear Channel Communications, Inc.   960,500
    4,700 Clorox Co.                           185,944
   60,400 Coca-Cola Co.                      3,329,550
   10,600 Coca-Cola Enterprises, Inc.          168,937
   13,400 Colgate-Palmolive Co.                632,480
   26,000 Comcast Corp.-- Class A            1,064,375
   12,200 ConAgra, Inc.                        244,762
    8,800 CVS Corp.                            407,550
   11,000 Darden Restaurants, Inc.             228,937
   50,200 Disney (Walt) Co.                  1,920,150
        1 Energizer Hldngs1                         24
  111,500 Fort James Corp.                   3,407,719
    3,800 Fortune Brands, Inc.                 100,700
    5,900 General Mills, Inc.                  209,450
   17,200 Gillette Co.                         531,050
    7,700 H.J. Heinz Co.                       285,381
   12,500 Kimberly Clark Corp.                 697,656
   20,400 Kroger Co.                           460,275
    1,100 Longs Drug Stores, Inc.               21,037
   23,800 McDonald's Corp.                     718,462
    5,700 McKesson HBOC, Inc.                  174,206
   84,300 Nabisco Group Holdings             2,402,550
   66,950 Nabisco Holdings Corp.-- Class A   3,598,562
   34,500 PepsiCo, Inc.                      1,587,000
   54,300 Philip Morris Cos., Inc.           1,598,456
   28,400 Procter & Gamble Co.               1,902,800
    2,800 Quaker Oats Co.                      221,550
    7,500 Ralston Purina Group                 177,656
   14,200 Safeway, Inc.                        662,962
   21,500 Sara Lee Corp.                       436,719
   10,000 Seagram Co. Ltd.                     574,375
    6,800 Starbucks Corp.1                     272,425
    3,300 SuperValu, Inc.                       49,706
    7,200 Sysco Corp.                          333,450
   41,800 Time Warner, Inc.                  3,270,850
    3,800 Tricon Global Restaurants, Inc.      116,375
    4,900 Tupperware Corp.                      88,200
    9,000 Unilever NV                          434,250
    4,300 UST, Inc.                             98,362
   38,801 Viacom, Inc.-- Class B             2,269,858
   23,500 Walgreen Co.                         891,531
    2,800 Wendy's International, Inc.           56,175
    3,500 Winn Dixie Stores, Inc.               50,312
    2,200 Wrigley (Wm.), Jr. Co.               164,725
                                           -----------
                                            42,986,669
                                           -----------
          ENERGY -- 2.8%
    1,500 Amerada Hess Corp.                   100,406
    8,400 Anadarko Petroleum Corp.             558,264
    2,500 Apache Corp.                         147,812
      500 Ashland, Inc.                         16,844
    7,300 Baker Hughes, Inc.                   271,012
    4,100 Burlington Resources, Inc.           150,931
   15,600 Chevron Corp.                      1,329,900
   13,900 Conoco, Inc.-- Class B               374,431
    2,200 Devon Energy Corp.                   132,330
   87,800 Exxon Mobil Corp.                  7,825,175
   10,100 Halliburton Co.                      494,269
    4,700 Kerr-McGee Corp.                     311,375
   11,600 Occidental Petroleum Corp.           253,025
    8,700 Phillips Petroleum Co.               545,925
    4,900 Rowan Cos., Inc.                     142,100
   52,300 Royal Dutch Petroleum Co.          3,134,731
   13,700 Schlumberger Ltd.                  1,127,681
      800 Sunoco, Inc.                          21,550
    8,400 Texaco, Inc.                         441,000
    2,500 Tosco Corp.                           77,969
    4,700 Transocean Sedco                     272,775
    4,800 Unocal Corp.                         170,100
    7,800 USX Marathon Group                   221,325
                                           -----------
                                            18,120,930
                                           -----------
          FINANCIALS -- 7.4%
    5,800 Aflac, Inc.                          371,562
   17,000 Allstate Corp.                       590,750
   34,400 American Express Co.               2,089,800
    5,700 American General Corp.               444,600
   58,100 American International Group, Inc. 5,559,444
    9,400 Amsouth Bancorp                      117,500
    5,500 AON Corp.                            215,875
   36,200 Associates First Capital Corp. --
            Class A                          1,375,600
   42,300 Bank of America Corp.              2,215,462
   17,400 Bank of New York Co., Inc.           975,487
   21,200 Bank One Corp.                       818,850
    2,100 Banks United Corp.-- Class A         106,444
    8,500 BB&T Corp.                           256,062
    2,300 Bear Stearns Cos., Inc.              144,900
    4,300 Capital One Financial Corp.          301,269
   33,400 Charles Schwab Corp.               1,185,700
    5,355 Charter One Financial, Inc.          130,528
    7,900 Chase Manhattan Corp.                364,881
    3,900 Chubb Corp.                          308,587
    3,400 CIGNA Corp.                          354,960
    3,100 Cincinnati Financial Corp.           110,050
    6,200 CIT Group, Inc.-- Class A            108,500
   99,466 Citigroup                          5,377,381
    3,300 Comerica, Inc.                       192,844
    8,200 Conseco, Inc.                         62,525
    2,000 Countrywide Credit Industries, Inc.   75,500
    1,900 Equifax, Inc.                         51,181



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
   24,100 Fannie Mae                       $ 1,723,150
   10,400 Fifth Third Bancorp                  560,300
   24,300 First Union Corp.                    782,156
   23,700 Firstar Corp.                        530,288
   21,500 Fleet Boston Financial Corp.         838,500
    5,200 Franklin Resources, Inc.             231,036
   11,400 Freddie Mac                          616,313
    2,900 Golden West Financial Corp.          155,513
    5,100 Hartford Financial Services
            Group, Inc.                        371,981
   10,700 Household International, Inc.        605,888
   15,200 Huntington Bancshares, Inc.          223,250
    1,800 Jefferson-Pilot Corp.                122,175
   13,100 KeyCorp                              331,594
    4,000 Lehman Brothers, Inc.                591,000
    4,100 Lincoln National Corp.               197,313
    2,000 Loews Corp.                          166,750
    6,400 Marsh and McLennan                   849,600
    1,700 MBIA, Inc.                           120,913
   20,000 MBNA Corp.                           770,000
   10,900 Mellon Financial Corp.               505,488
   21,900 Merrill Lynch & Co., Inc.          1,445,400
    2,100 MGIC Investment Corp.                128,363
   10,900 Morgan (J.P.) & Co., Inc.          1,780,788
   27,300 Morgan Stanley Dean Witter
            Discover & Co.                   2,496,244
   17,900 National City Corp.                  396,038
    4,900 Northern Trust Corp.                 435,488
    2,100 Old Kent Financial Corp.              60,769
    3,100 Paine Webber Group, Inc.             211,188
    6,600 PNC Bank Corp.                       429,000
    3,200 Providian Financial Corp.            406,400
    8,100 Regions Financial Corp.              183,769
    5,400 Safeco                               147,150
    4,600 St. Paul Cos., Inc.                  226,838
    3,500 State Street Corp.                   455,000
    4,700 Stilwell Financial Inc.              204,450
    6,700 Summit Bancorp                       231,150
    6,500 Suntrust Banks, Inc.                 323,781
    7,100 Synovus Financial Corp.              150,431
    2,200 T. Rowe Price Associates, Inc.       103,263
    1,700 Torchmark Corp.                       47,281
   18,600 US Bancorp                           423,150
    5,200 Union Planters Corp.                 171,925
    2,600 USA Education                        125,288
    4,200 Wachovia Corp.                       238,088
    9,600 Washington Mutual, Inc.              382,200
   40,100 Wells Fargo Co.                    1,842,094
                                           -----------
                                            47,244,986
                                           -----------
          HEALTH CARE -- 5.6%
   31,600 Abbott Laboratories                1,502,975
    2,800 Aetna, Inc.                          162,575
    2,600 Allergan, Inc.                       219,538
    4,600 ALZA Corp.                           397,900
   31,400 American Home Products Corp.       1,776,063
   26,700 Amgen, Inc.                        1,864,411
      600 Bausch & Lomb, Inc.                   23,363
    6,800 Baxter International, Inc.           542,725
    5,800 Becton Dickinson & Co.               153,338
    5,400 Biogen, Inc.                         329,400
    7,700 Biomet, Inc.                         269,500
   10,000 Boston Scientific Corp.              164,375
   47,900 Bristol-Myers Squibb Co.           2,736,288
      300 C.R. Bard, Inc.                       12,675
    8,800 Guidant Corp.                        622,050
   12,300 HCA Healthcare Co                    456,638
   22,700 HEALTHSOUTH Corp.                    184,438
   13,700 Humana, Inc.                         147,275
   34,000 Johnson & Johnson                  3,193,875
   27,500 Lilly (Eli) & Co.                  2,230,938
    5,000 Mallinckrodt Group, Inc.             228,125
    9,100 Manor Care                           142,756
    6,200 Medimmune Inc.1                      478,950
   29,100 Medtronic, Inc.                    1,507,744
   56,300 Merck & Co., Inc.                  4,190,831
    4,800 PE Corp. -- PE Biosystems Group      559,200
  155,000 Pfizer, Inc.                       6,965,313
   31,600 Pharmacia Corp.                    1,901,925
    8,400 Quintiles Transnational Corp.        133,875
   35,300 Schering-Plough Corp.              1,641,450
    4,000 St. Jude Medical, Inc.               204,000
   10,500 Tenet Healthcare Corp.               381,938
    3,500 Unitedhealth Group, Inc.             345,625
    4,000 Watson Pharmaceuticals               259,500
    2,500 Wellpoint Health Networks            240,000
                                           -----------
                                            36,171,572
                                           -----------
          INSURANCE -- 0.0%
    4,500 Unumprovident Corp.                  122,625
                                           -----------
          MEDICAL SUPPLIES -- 0.2%
   65,500 Acuson Corp.1                      1,490,125
                                           -----------
          PRINTING & PUBLISHING -- 0.0%
    1,700 Deluxe Corp.                          34,531
    3,000 Donnelley (R.R.) & Sons Co.           73,688
                                           -----------
                                               108,219
                                           -----------
          PROFESSIONAL SERVICES -- 0.0%
    2,000 Ecolab, Inc.                          72,125
                                           -----------
          REAL ESTATE -- 0.4%
   53,800 Urban Shopping Centers, Inc.       2,555,500
                                           -----------
          TECHNOLOGY -- 14.8%
    2,500 Adaptec, Inc.                         50,000
   22,600 ADC Telecommunications, Inc.         607,728

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
    2,600 Adobe Systems, Inc.               $  403,650
   11,400 Advanced Micro Devices, Inc.         269,325
   10,300 Agilent Technologies1                504,056
    5,100 Alteon Websystems, Inc.              552,792
   12,400 Altera Corp.1                        592,100
   45,300 America Online, Inc.               2,434,875
   10,200 Analog Devices, Inc.                 842,138
    4,800 Andrew Corp.                         125,700
    9,500 Apple Computer, Inc.                 244,625
   21,100 Applied Materials, Inc.            1,251,494
    1,000 Autodesk, Inc.                        25,375
   15,000 Automatic Data Processing, Inc.    1,003,125
    6,000 BMC Software, Inc.                   114,750
    6,100 Broadcom Corp.-- Class A1          1,486,875
    6,900 Cabletron Systems, Inc.              202,688
    6,400 Ceridian Corp.                       179,600
  177,200 Cisco Systems, Inc.                9,790,300
    4,600 Citrix Systems, Inc.                  92,288
    7,600 Cobalt Networks, Inc.1               439,850
   40,700 Compaq Computer Corp.              1,122,506
   12,300 Computer Associates
            International, Inc.                309,806
    5,500 Computer Sciences Corp.              408,375
    9,000 Compuware Corp.                       75,375
    4,700 Comverse Technology                  507,600
    7,800 Conexant Systems                     326,625
    7,700 Corning, Inc.                      2,286,900
   65,900 Dell Computer Corp.                2,030,544
    6,700 Eastman Kodak Co.                    273,863
    5,500 Electronic Data Systems Corp.        228,250
   54,800 EMC Corp.                          5,432,050
    9,100 First Data Corp.                     355,469
    9,400 Gateway, Inc.                        439,450
   26,200 Hewlett-Packard Co.                2,541,400
  169,300 Intel Corp.                        7,036,531
   43,200 International Business
            Machines Corp.                   4,860,000
   13,200 JDS Uniphase Corp.1                1,249,875
    6,100 KLA-Tencor Corp.                     251,244
    3,200 Lexmark International Group, Inc. --
            Class A                            120,000
    7,000 Linear Technology Corp.              453,250
    9,900 LSI Logic Corp.                      289,575
   79,801 Lucent Technologies, Inc.          2,438,918
    8,200 Maxim Integrated Products, Inc.1     659,588
    2,600 Mercury Interactive Corp.1           407,550
   15,800 Micron Technology, Inc.              726,800
  130,000 Microsoft Corp.                    7,832,500
   53,100 Motorola, Inc.                     1,500,075
    8,100 National Semiconductor Corp.         326,025
    4,700 NCR Corp.                            177,719
    8,500 Network Appliance, Inc.            1,082,688
   63,800 Nortel Networks Corp.              3,800,088
    8,300 Novell, Inc.                          82,481
    4,800 Novellus Systems, Inc.1              223,500
   71,400 Oracle Corp.                       5,622,750
   13,100 Palm, Inc.                           693,481
   12,700 Parametric Technology Corp.          138,906
   11,300 Paychex, Inc.                        593,250
   10,000 Peoplesoft, Inc.                     279,375
    2,000 Perkinelmer, Inc.                    208,750
    1,100 Polaroid Corp.                        14,781
   19,600 Qualcomm, Inc.                     1,396,500
    5,200 Sabre Group Holdings, Inc.           150,475
    4,300 Sapient Corp.1                       174,956
    6,000 Scientific-Atlanta, Inc.             381,750
    3,175 SDL, Inc.                            977,900
   14,500 Seagate Technology, Inc.           1,000,500
   11,200 SIEBL Systems, Inc.1               1,246,700
   36,700 Sun Microsystems, Inc.             4,284,725
      600 Tektronix, Inc.                       46,088
   10,100 Tellabs, Inc.                        482,275
    6,600 Teradyne, Inc.                       231,000
   41,930 Texas Instruments, Inc.            1,978,572
    7,600 Unisys Corp.                          85,500
    7,650 Veritas Software Corp.             1,086,300
      700 W.W. Grainger, Inc.                   18,419
   16,400 Xerox Corp.                          247,025
    9,300 Xilinx, Inc.                         796,313
   14,300 Yahoo!, Inc.                       1,301,300
                                           -----------
                                            94,507,545
                                           -----------
          TRANSPORTATION -- 0.3%
    6,400 AMR Corp.                            209,200
    9,500 Burlington Northern Santa Fe         204,844
    5,400 CSX Corp.                            117,788
    4,500 Delta Air Lines, Inc.                199,688
    9,400 Fedex Corp.                          416,796
    9,500 Norfolk Southern Corp.               138,938
    5,400 Ryder Systems, Inc.                   99,563
   18,700 Southwest Airlines Co.               453,475
    5,000 Union Pacific Corp.                  194,375
    3,800 US Airways Group, Inc.               115,663
                                           -----------
                                             2,150,330
                                           -----------
          UTILITIES -- 1.9%
   12,600 AES Corp.                            863,100
    7,100 Ameren Corp.                         297,313
    6,900 American Electric Power Co.          269,963
    7,700 C P & L Energy                       320,994
    2,700 Cinergy Corp.                         89,269
    5,100 CMS Energy                           137,381
    4,800 Coastal Corp.                        355,800
    1,300 Columbia Energy Group                 92,300
    3,700 Consolidated Edison, Inc.            126,263
    5,200 Constellation Energy Group, Inc.     258,700



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
    7,100 Dominion Resources, Inc.          $  412,244
    5,100 DTE Energy Co.                       195,075
    8,600 Duke Power Co.                       737,450
   12,000 Edison International, Inc.           231,750
    8,200 El Paso Energy Corp.                 505,325
   17,800 Enron Corp.                        1,559,725
    8,500 Entergy Corp.                        316,625
    8,800 FirstEnergy Corp.                    237,050
    5,300 Florida Progress Corp.               280,569
    3,800 FPL Group, Inc.                      249,850
    1,800 GPU, Inc.                             58,388
    4,900 Keyspan Energy Corp.                 196,613
    4,100 Niagara Mohawk Power Corp.            64,575
    2,600 NICOR, Inc.                           94,088
    6,800 PECO Energy                          411,825
    2,700 People's Energy Corp.                 90,113
   11,500 PG&E Corp.                           278,156
    1,300 Pinnacle West Capital Corp.           66,138
    5,900 PPL Corp.                            246,325
    5,400 Public Service Enterprise
            Group, Inc.                        241,313
    9,400 Reliant Energy                       437,100
    8,000 Sempra Energy                        166,500
   18,200 Southern Co.                         590,363
   10,500 TXU Corp.                            416,063
    3,700 Unicom Corp.                         207,894
   14,600 Williams Cos., Inc.                  616,850
    6,900 Xcel Energy                          189,750
                                           -----------
                                            11,908,800
                                           -----------
TOTAL COMMON STOCKS
   (Cost $296,111,350)                     337,601,711
                                           -----------
          NON-CONVERTIBLE CORPORATE
          DEBT -- 10.5%
          AEROSPACE -- 0.6%
$3,940,000  Raytheon Co.,
            5.70%, 11/1/03                   3,786,427
                                           -----------
          BANKS -- 2.2%
2,745,000 Barclays Bank Plc,
            8.55%, 6/15/49                   2,763,370
4,310,000 First Union Capital II,
            7.95%, 11/15/29                  3,869,867
3,890,000 FleetBoston Financial Corp.,
            8.625%, 1/15/07                  4,143,616
3,850,000 Frank Russell Co.,
            5.625%, 1/15/09                  3,441,484
                                           -----------
                                            14,218,337
                                           -----------
          FINANCIALS -- 0.7%
  635,000 Farmers Insurance Exchange,
            8.625%, 5/1/24                     624,636
1,450,000 Ford Motor Credit Corp.,
            6.70%, 7/16/04                   1,421,518
2,350,000 Paine Webber Group, Inc.,
            7.875%, 2/15/03                  2,396,314
                                           -----------
                                             4,442,468
                                           -----------
          INDUSTRIAL -- 3.4%
5,339,822 Air 2 US,
            8.027%, 10/1/19                  5,427,368
          Archstone Communities:
  390,000   6.37%, 10/15/01                    386,341
1,165,000   7.00%, 10/29/01                  1,161,121
2,000,000 ERAC USA Finance Co.,
            6.95%, 3/1/04                    1,965,292
3,095,000 Erac USA Finance Co.,
            8.25%, 5/1/05                    3,165,916
6,740,000 International Paper Co.,
            8.00%, 7/8/03                    6,876,128
  260,000 Prologis Trust,
            6.70%, 4/15/04                     251,810
2,840,000 Telefonica Europe BV,
            7.75%, 9/15/10                   2,862,172
                                           -----------
                                            22,096,148
                                           -----------
          INSURANCE -- 0.6%
3,610,000 AXA Financial, Inc.,
            7.75%, 8/1/10                    3,678,590
                                           -----------
          TELECOMMUNICATIONS -- 1.6%
3,000,000 Koninklijke KPN NV,
            8.00%, 10/1/10                   3,013,308
3,675,000 Qwest Capital Funding,
            7.90%, 8/15/10                   3,753,726
3,595,000 Worldcom, Inc.,
            8.00%, 5/15/06                   3,725,901
                                           -----------
                                            10,492,935
                                           -----------
          UTILITY -- ELECTRIC -- 1.4%
2,875,000 Eastern Energy Ltd.,
            7.25%, 12/1/16                   2,698,604
3,125,000 Enogex, Inc.,
            8.125%, 1/15/10                  3,159,047
3,050,000 Nstar,
            8.00%, 2/15/10                   3,076,688
  140,000 Potomac Edison,
            8.00%, 6/1/24                      136,524
                                           -----------
                                             9,070,863
                                           -----------
TOTAL NON-CONVERTIBLE CORPORATE DEBT
   (Cost $67,219,852)                       67,785,768
                                           -----------




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       29

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE
--------------------------------------------------------------------------------
          ASSET-BACKED SECURITIES -- 7.5%
$7,080,000  Chemical Master Credit Card Trust I,
            5.98%, 9/15/08                 $ 6,834,076
5,360,000 Citibank Credit Card Master Trust I,
            5.875%, 3/10/11                  4,983,433
          Conseco Finance:
3,830,000   7.80%, 5/15/20                   3,900,836
5,030,000   7.60%, 12/15/29                  5,119,559
2,375,000   11.06%, 12/1/31                  2,416,764
3,140,000 Felco Funding II, 7.72%, 12/15/05b 3,212,236
          Green Point Manufactured Housing:
5,060,000   6.01%, 8/15/15                   4,944,303
4,880,000   7.33%, 8/15/20                   4,868,849
1,155,000 Household Automotive Trust,
            6.65%, 4/17/06                   1,154,775
4,320,000 Household Automotive Trust IV,
            7.48%, 12/18/06                  4,410,871
1,080,000 MBNA Master Credit Card Trust,
            7.00%, 2/15/12                   1,084,574
3,600,000 Union Acceptance Corp.,
            5.64%, 5/8/06                    3,527,838
1,505,000 WFS Financial Owner Trust,
            7.41%, 9/20/07                   1,533,543
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $47,204,528)                       47,991,657
                                           -----------
          COLLATERALIZED MORTGAGE
          OBLIGATIONS -- 2.3%
5,520,000 Chase Mortgage Finance Corp.,
            6.75%, 10/25/28                  5,196,178
4,387,701 GE Capital Mortgage Services, Inc.,
            7.00%, 11/25/07                  4,334,939
5,130,000 Norwest Asset Securities Corp.,
            7.25%, 12/25/29                  5,062,874
                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $14,282,036)                       14,593,991
                                           -----------
          FOREIGN DEBT -- 0.3%
  470,000 Kingdom of Sweden,
            12.00%, 2/1/10                     629,097
   95,000 New Zealand Government,
            10.625%, 11/15/05                  109,970
1,170,000 United Mexican States,
            9.75%, 4/6/05                    1,240,785
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $2,008,721)                         1,979,852
                                           -----------
          MUNICIPAL BONDS -- 3.2%
  830,000 Connecticut State Development
            Authority Revenue,
            8.375%, 10/15/04                   853,265
2,595,000 Delaware River Port Authority PA & NJ,
            Series A,
            7.27%, 1/1/07                    2,623,078
  525,000 El Cajon, California Redevelopment
            Agency,
            7.60%, 10/1/20                     517,149
1,475,000 Greater Kentucky Housing Assistance
            Corp. Mortgage Revenue,
            7.20%, 2/1/06                    1,465,663
5,340,000 Harrisburg, PA Housing Corp.
            Mortgage Revenue,
            10.00%, 7/15/24                  5,616,078
3,155,000   Lansing, MI Board Water & Light
              Water Supply, Series B,
              7.30%, 7/1/06                  3,216,617
1,545,000 NJ Economic Development Authority,
            7.425%, 2/15/29                  1,521,037
2,435,000 Ross County, OH Water Co., Inc.
            Water Revenue,
            8.25%, 8/1/25                    2,480,754
  855,000 Suburban Hospital Healthcare
            Systems, Inc.,
            7.865%, 2/15/27                    854,932
1,455,000 Wyandotte County, KN,
            8.50%, 12/1/05                   1,453,952
                                           -----------
TOTAL MUNICIPAL BONDS
   (Cost $20,593,793)                       20,602,525
                                           -----------
          US GOVERNMENT & AGENCIES -- 6.6%
          FGLMC:
 4,920,000  6.50%, 11/1/08                   4,724,738
 2,687,124  6.50%, 4/1/29                    2,584,967
           FHLMC:
10,527,941  7.00%, 6/1/09                   10,565,084
 5,160,000  7.00%, 1/15/11                   4,999,558
 4,919,054  6.00%, 3/15/29                   4,624,083
 2,099,554 FHLMC Pool #40465,
            6.50%, 10/1/07                   2,083,292
 4,869,458 FNMA Pool #190750,
            7.00%, 3/1/09                    4,883,517
 1,875,870 FNMA Pool #323194,
            6.361%, 7/1/08                   1,833,081
 1,908,948 FNMA Pool #381706,
            6.26%, 6/1/09                    1,833,118
 3,990,000 FNMA Pool #382140,
            7.03%, 1/25/07                   4,005,451
                                           -----------
TOTAL US GOVERNMENT & AGENCIES
   (Cost $41,976,543)                       42,136,889
                                           -----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       30

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE
--------------------------------------------------------------------------------
          US TREASURY SECURITIES -- 5.1%
          US Treasury Bonds:
$14,542,000 8.125%, 8/15/19               $ 17,759,418
  3,515,000 6.125%, 8/15/29                  3,590,794
          US Treasury Notes:
  6,019,000 6.625%, 3/31/02                  6,064,143
  2,080,000 6.75%, 5/15/05                   2,155,400
  3,259,000 6.125%, 8/15/07                  3,294,647
                                          ------------
TOTAL US TREASURY SECURITIES
   (Cost $32,390,357)                       32,864,402
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $521,787,180)                     565,556,795
                                          ------------
           SHORT-TERM INSTRUMENTS -- 9.1%
           US TREASURY SECURITIES -- 2.1%
13,275,000 US Treasury Billa,
            5.945%, 10/19/00                13,238,826
                                          ------------
           INVESTMENTS IN AFFILIATED
           INVESTMENT COMPANIES
           MUTUAL FUND -- 7.0%
 45,061,575 Cash Management Institutional   45,061,575
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $58,297,163)                       58,300,401
                                          ------------
TOTAL INVESTMENTS
   (Cost $580,084,343)             97.2%  $623,857,196
OTHER ASSETS IN EXCESS OF
   LIABILITIES                      2.8     17,960,755
                                  -----   ------------
NET ASSETS                        100.0%  $641,817,951
                                  =====   ============

--------------------------------------------------------------------------------
1 Non-income producing security.

a Held as collateral by broker for futures contracts.

b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutions.

The following abbreviations are used in the portfolio description:
FNMA    --  Federal National Mortgage Association
FGLMC   --  Federal Government Loan Mortgage Corporation
FHLMC   --  Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       31

Asset Management Portfolio II
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
          INVESTMENTS IN UNAFFILIATED ISSUERS
          COMMON STOCKS -- 33.1%
          AEROSPACE -- 0.0%
      300 Rockwell International Corp.      $    9,075
                                            ----------
          APPAREL TEXTILES -- 0.0%
      300 Springs Industries, Inc.-- Class A     8,456
                                            ----------
          BANKS -- 0.0%
      800 BB&T Corp.                            24,100
                                            ----------
          BASIC MATERIALS -- 1.0%
      400 Air Products and Chemicals, Inc.      14,400
      400 Alcan Aluminum Ltd.                   11,575
    1,900 Alcoa, Inc.                           48,094
      200 Allegheny Technologies                 3,625
    1,365 Archer-Daniels-Midland Co.            11,773
      900 Barrick Gold Corp.                    13,725
    2,200 Bethlehem Steel                        6,600
      400 Boise Cascade Corp.                   10,625
    1,700 Du Pont (E.I.) de Nemours & Co.       70,444
      500 Eastman Chemical Co.                  18,469
      300 Engelhard Corp.                        4,875
      200 FMC Corp.                             13,412
      400 Freeport-McMoRan Copper &
            Gold, Inc.-- Class B                 3,525
      300 Georgia-Pacific Corp.                  7,050
      100 Great Lakes Chemical Corp.             2,931
      200 Hercules, Inc.                         2,825
      600 Homestake Mining Co.                   3,112
      400 Inco Ltd.                              6,450
      400 International Flavors &
            Fragrances, Inc.                     7,300
      200 International Paper Co.                5,737
   10,300 Lilly Industries, Inc.-- Class A     303,850
      200 Louisiana-Pacific Corp.                1,837
      200 Mead Corp.                             4,675
      400 Newmont Mining Corp.                   6,800
      100 Nucor Corp.                            3,012
      400 Pactiv Corp.                           4,475
      100 Phelps Dodge Corp.                     4,175
      700 Placer Dome, Inc.                      6,606
      200 Potlatch Corp.                         6,325
      300 PPG Industries, Inc.                  11,906
      300 Praxair, Inc.                         11,212
      300 Rohm & Haas Co.                        8,719
      100 Sigma Aldrich Corp.                    3,300
     2000 Southdown, Inc.                      142,500
      300 Temple Inland, Inc.                   11,362
    1,200 Union Carbide Corp.                   45,300
      600 USX-- US Steel Group                   9,112
      100 Vulcan Materials Co.                   4,019
      200 W.R. Grace & Co.                       1,375
      100 Westvaco Corp.                         2,669
      400 Weyerhaeuser Co.                      16,150
      100 Willamette Industries, Inc.            2,800
      700 Worthington Industries, Inc.           6,562
                                            ----------
                                               885,288
                                            ----------
          CAPITAL GOODS -- 2.5%
      400 Allied Waste Industries, Inc.          3,675
      500 American Power Conversion Corp.1       9,594
      200 Avery Dennison Corp.                   9,275
    1,900 Boeing Co.                           119,700
      100 Caterpillar, Inc.                      3,375
      101 Cooper Industries, Inc.                3,560
      100 Crane Co.                              2,287
      800 Crown Cork & Seal Co., Inc.            8,550
      300 Cummins Engine Co., Inc.               8,981
      200 Danaher Corp.                          9,950
      400 Deere & Co.                           13,300
      400 Dover Corp.                           18,775
      100 Eaton Corp.                            6,162
      900 Emerson Electric Co.                  60,300
      100 Fluor Corp.                            3,000
      600 General Dynamics Corp.                37,687
   21,800 General Electric Co.               1,257,587
      100 Goodrich (B.F.) Co.                    3,919
    1,100 Honeywell International, Inc.         39,187
      200 Illinois Tool Works, Inc.             11,175
      300 Ingersoll-Rand Co.                    10,162
      100 ITT Industries                         3,244
      100 Johnson Controls, Inc.                 5,319
      800 Lockheed Martin Corp.                 26,368
      800 Minnesota Mining & Manufacturing Co.  72,900
      300 Molex, Inc.                           16,331
      309 National Service Industries, Inc.      6,045
      400 Navistar International Corp.          11,975
      100 Northrop Grumman Corp.                 9,087
      300 Owens-Illinois, Inc.                   2,775
      300 Paccar, Inc.                          11,119
      300 Pall Corp.                             5,981
      100 Parker-Hannifin Corp.                  3,375
      400 Sanmina Corp.                         37,450
      400 Sealed Air Corp.                      18,100
    1,500 Solectron Corp.                       69,187
      400 Textron, Inc.                         18,450
      409 Thermo Electron Corp.                 10,634
      100 Timken Co.                             1,369
    3,600 Tyco International Ltd.              186,750
    1,000 United Technologies Corp.             69,250
    1,400 Waste Management, Inc.                24,412
                                            ----------
                                             2,250,322
                                            ----------
          CHEMICAL-- SPECIALTY-- 0.1%
    2,200 Bush Boake Allen, Inc.1              105,187
                                            ----------
          COMMUNICATION SERVICES-- 1.8%
      200 Alltel Corp.                          10,437
    7,600 AT&T Corp.                           223,250



See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       32

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
    4,000 BellSouth Corp.                   $  161,000
    2,300 Global Crossing Ltd.                  71,300
    1,900 Nextel Communications, Inc.-- Class A 88,825
    3,600 Qwest Communications
            International, Inc.1               173,025
    7,400 SBC Communications, Inc.             370,000
    1,100 Sprint Corp.                          32,244
    2,300 Sprint PCS Group                      80,644
    5,500 Verizon Communications               266,406
    6,300 Worldcom, Inc.1                      191,362
                                            ----------
                                             1,668,493
                                            ----------
          COMPUTER SOFTWARE-- 0.3%
   18,300 Mynd Corp.1                          247,050
       35 Synavant1                                234
                                            ----------
                                               247,284
                                            ----------
          CONSUMER CYCLICALS -- 2.1%
      100 American Greetings Corp.-- Class A     1,750
      100 Armstrong Holdings                     1,194
      600 Autozone, Inc.                        13,612
    1,000 Bed, Bath & Beyond, Inc.              24,391
      600 Best Buy, Inc.                        38,175
      100 Black & Decker Corp.                   3,419
      200 Brunswick Corp.                        3,650
      400 Carnival Corp.-- Class A               9,850
    1,600 Cendant Corp.                         17,400
    1,100 Consolidated Stores Corp.             14,850
      500 Convergys Corp.1                      19,437
      694 Cooper Tire & Rubber Co.               6,983
    1,200 Costco Wholesale Corp.                41,925
      300 Dana Corp.                             6,450
    1,200 Delphi Automotive Systems             18,150
      200 Dillard Department Stores, Inc. --
            Class A                              2,125
      700 Dollar General Corp.                  11,725
      100 Dow Jones & Co., Inc.                  6,050
      300 Dun & Bradstreet Corp.                10,331
      800 Federated Department Stores, Inc.     20,900
    4,500 Ford Motor Co New                    113,908
      500 Gannett Co., Inc.                     26,500
    1,900 Gap, Inc.                             38,237
    1,300 General Motors Corp.                  84,500
      600 Genuine Parts Co.                     11,437
      300 Goodyear Tire & Rubber Co.             5,400
      400 Harcourt General, Inc.                23,600
      600 Harley-Davidson, Inc.                 28,725
      500 Harrah's Entertainment, Inc.          13,750
      400 Hasbro, Inc.                           4,575
      800 Hilton Hotels Corp.                    9,250
    5,000 Home Depot, Inc.                     265,312
      700 IMS Health, Inc.                      14,525
      600 Interpublic Group of Cos., Inc.       20,437
      600 J.C. Penney Co., Inc.                  7,087
      396 Kaufman & Broad Home Corp.            10,667
    1,100 Kmart Corp.                            6,600
      400 Knight-Ridder, Inc.                   20,325
      800 Kohls Corp.                           46,150
      400 Leggett & Platt, Inc.                  6,325
    1,300 Limited, Inc.                         28,681
      400 Lowe's Cos., Inc.                     17,950
      400 Marriott International, Inc.          14,575
    1,000 Masco Corp.                           18,625
      900 Mattel, Inc.                          10,069
      700 May Department Stores Co.             14,350
      400 McGraw-Hill Cos., Inc.                25,425
      300 New York Times Co.-- Class A          11,794
      600 Newell Rubbermaid, Inc.               13,688
      300 Nordstrom, Inc.                        4,669
    1,700 Office Depot, Inc.                    13,281
      300 Omnicom Group, Inc.                   21,881
      500 Pulte Corp.                           16,500
      400 Radioshack Corp.                      25,850
      800 Reebok International Ltd.             15,050
      900 Sears, Roebuck & Co.                  29,178
      400 Sherwin-Williams Co.                   8,550
      200 Stanley Works                          4,612
    1,100 Staples, Inc.                         15,606
    2,000 Target Corp.                          51,250
      700 Tiffany & Co.                         26,994
      900 Toys `R' Us, Inc.                     14,625
      600 Tribune Co.                           26,175
      200 TRW, Inc.                              8,125
      200 V.F. Corp.                             4,937
      300 Visteon Corp                           4,537
    9,800 Wal-Mart Stores, Inc.                471,625
      100 Whirlpool Corp.                        3,887
                                            ----------
                                             1,952,166
                                            ----------
          CONSUMER STAPLES -- 4.2%
    1,900 Anheuser Busch Cos., Inc.             80,394
      400 Avon Products, Inc.                   16,350
    5,000 Bestfoods                            363,750
      107 Brown-Forman Corp. -- Class B          5,858
      600 Cardinal Health, Inc.                 52,912
    1,500 Clear Channel Communications, Inc.    84,750
      400 Clorox Co.                            15,825
    5,400 Coca-Cola Co.                        297,675
      900 Coca-Cola Enterprises, Inc.           14,344
    1,200 Colgate-Palmolive Co.                 56,640
    2,300 Comcast Corp.-- Class A               94,156
    1,100 ConAgra, Inc.                         22,069
      800 CVS Corp.                             37,050
    1,000 Darden Restaurants, Inc.              20,812
    4,500 Disney (Walt) Co.                    172,125
    9,900 Fort James Corp.                     302,569
      300 Fortune Brands, Inc.                   7,950
      500 General Mills, Inc.                   17,750
    1,500 Gillette Co.                          46,312
      700 H.J. Heinz Co.                        25,944



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       33

Asset Management Portfolio II
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
    1,100 Kimberly Clark Corp.              $   61,394
    1,800 Kroger Co.                            40,612
      100 Longs Drug Stores, Inc.                1,912
    2,100 McDonald's Corp.                      63,394
      500 McKesson HBOC, Inc.                   15,281
    7,500 Nabisco Group Holdings               213,750
    5,850 Nabisco Holdings Corp.-- Class A     314,437
    3,100 PepsiCo, Inc.                        142,600
    4,800 Philip Morris Cos., Inc.             141,300
    2,500 Procter & Gamble Co.                 167,500
      200 Quaker Oats Co.                       15,825
      700 Ralston Purina Group                  16,581
    1,300 Safeway, Inc.                         60,694
    1,900 Sara Lee Corp.                        38,594
      900 Seagram Co. Ltd.                      51,694
      600 Starbucks Corp.1                      24,037
      300 SuperValu, Inc.                        4,519
      600 Sysco Corp.                           27,787
    3,700 Time Warner, Inc.                    289,525
      300 Tricon Global Restaurants, Inc.        9,187
      400 Tupperware Corp.                       7,200
      800 Unilever NV                           38,600
      400 UST, Inc.                              9,150
    3,500 Viacom, Inc.-- Class B               204,750
    2,100 Walgreen Co.                          79,669
      200 Wendy's International, Inc.            4,012
      300 Winn Dixie Stores, Inc.                4,312
      200 Wrigley (Wm.), Jr. Co.                14,975
                                            ----------
                                             3,798,526
                                            ----------
          ENERGY -- 1.8%
      100 Amerada Hess Corp.                     6,694
      700 Anadarko Petroleum Corp.              46,522
      193 Apache Corp.                          11,411
      700 Baker Hughes, Inc.                    25,987
      400 Burlington Resources, Inc.            14,725
    1,394 Chevron Corp.                        118,838
    1,200 Conoco, Inc.-- Class B                32,325
      200 Devon Energy Corp.                    12,030
    7,800 Exxon Mobil Corp.                    695,175
      900 Halliburton Co.                       44,044
      400 Kerr-McGee Corp.                      26,500
    1,000 Occidental Petroleum Corp.            21,812
      800 Phillips Petroleum Co.                50,200
      400 Rowan Cos., Inc.                      11,600
    4,700 Royal Dutch Petroleum Co.            281,706
    1,200 Schlumberger Ltd.                     98,775
      100 Sunoco, Inc.                           2,694
      700 Texaco, Inc.                          36,750
      200 Tosco Corp.                            6,237
      400 Transocean Sedco                      23,450
      400 Unocal Corp.                          14,175
      700 USX Marathon Group                    19,862
                                            ----------
                                             1,601,512
                                            ----------
          FINANCIALS -- 4.7%
      500 Aflac, Inc.                           32,031
    1,500 Allstate Corp.                        52,125
    3,100 American Express Co.                 188,325
      500 American General Corp.                39,000
    5,200 American International Group, Inc.   497,575
      800 Amsouth Bancorp                       10,000
      500 AON Corp.                             19,625
    3,200 Associates First Capital Corp. --
            Class A                            121,600
    3,800 Bank of America Corp.                199,025
    1,600 Bank of New York Co., Inc.            89,700
    1,900 Bank One Corp.                        73,387
      200 Banks United Corp.-- Class A          10,137
      200 Bear Stearns Cos., Inc.               12,600
      408 Capital One Financial Corp.           28,585
    3,000 Charles Schwab Corp.                 106,500
      500 Charter One Financial, Inc.           12,187
      700 Chase Manhattan Corp.                 32,331
      300 Chubb Corp.                           23,737
      300 CIGNA Corp.                           31,320
      300 Cincinnati Financial Corp.            10,650
      600 CIT Group, Inc.-- Class A             10,500
    8,900 Citigroup                            481,156
      300 Comerica, Inc.                        17,531
      700 Conseco, Inc.                          5,337
      200 Countrywide Credit Industries, Inc.    7,550
      200 Equifax, Inc.                          5,387
    2,200 Fannie Mae                           157,300
      900 Fifth Third Bancorp                   48,488
    2,200 First Union Corp.                     70,813
    2,100 Firstar Corp.                         46,988
    1,900 Fleet Boston Financial Corp.          74,100
      500 Franklin Resources, Inc.              22,215
    1,000 Freddie Mac                           54,063
      292 Golden West Financial Corp.           15,659
      500 Hartford Financial Services
            Group, Inc.                         36,469
      999 Household International, Inc.         56,568
    1,400 Huntington Bancshares, Inc.           20,563
      200 Jefferson-Pilot Corp.                 13,575
    1,200 KeyCorp                               30,375
      400 Lehman Brothers, Inc.                 59,100
      400 Lincoln National Corp.                19,250
      200 Loews Corp.                           16,675
      600 Marsh and McLennan                    79,650
      200 MBIA, Inc.                            14,225
    1,800 MBNA Corp.                            69,300
    1,000 Mellon Financial Corp.                46,375
    2,000 Merrill Lynch & Co., Inc.            132,000
      200 MGIC Investment Corp.                 12,225
    1,000 Morgan (J.P.) & Co., Inc.            163,375
    2,400 Morgan Stanley Dean Witter
            Discover & Co.                     219,450

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       34

Asset Management Portfolio II
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
    1,600 National City Corp.               $   35,400
      400 Northern Trust Corp.                  35,550
      200 Old Kent Financial Corp.               5,788
      300 Paine Webber Group, Inc.              20,438
      600 PNC Bank Corp.                        39,000
      300 Providian Financial Corp.             38,100
      700 Regions Financial Corp.               15,881
      500 Safeco                                13,625
      400 St. Paul Cos., Inc.                   19,725
      300 State Street Corp.                    39,000
      400 Stilwell Financial, Inc.1             17,400
      600 Summit Bancorp                        20,700
      600 Suntrust Banks, Inc.                  29,888
      600 Synovus Financial Corp.               12,713
      200 T. Rowe Price Associates, Inc.         9,388
      200 Torchmark Corp.                        5,563
    1,700 US Bancorp                            38,675
      500 Union Planters Corp.                  16,531
      200 USA Education                          9,638
      400 Wachovia Corp.                        22,675
      900 Washington Mutual, Inc.               35,831
    3,606 Wells Fargo Co.                      165,651
                                            ----------
                                             4,243,862
                                            ----------
          HEALTH CARE -- 3.5%
    2,800 Abbott Laboratories                  133,175
      200 Aetna, Inc.                           11,613
      200 Allergan, Inc.                        16,888
      400 ALZA Corp.                            34,600
    2,800 American Home Products Corp.         158,375
    2,400 Amgen, Inc.                          167,588
      100 Bausch & Lomb, Inc.                    3,894
      600 Baxter International, Inc.            47,888
      500 Becton Dickinson & Co.                13,219
      500 Biogen, Inc.                          30,500
      700 Biomet, Inc.                          24,500
      900 Boston Scientific Corp.               14,794
    4,300 Bristol-Myers Squibb Co.             245,638
      800 Guidant Corp.                         56,550
    1,100 HCA Healthcare Co                     40,838
    2,000 HEALTHSOUTH Corp.                     16,250
    1,200 Humana, Inc.                          12,900
    3,000 Johnson & Johnson                    281,813
    2,500 Lilly (Eli) & Co.                    202,813
      400 Mallinckrodt Group, Inc.              18,250
      800 Manor Care                            12,550
      600 Medimmune Inc.1                       46,350
    2,600 Medtronic, Inc.                      134,713
    5,000 Merck & Co., Inc.                    372,188
      400 PE Corp. -- PE Biosystems Group       46,600
   13,813 Pfizer, Inc.                         620,699
    2,800 Pharmacia Corp.                      168,525
      700 Quintiles Transnational Corp.         11,156
    3,100 Schering-Plough Corp.                144,150
      400 St. Jude Medical, Inc.                20,400
      900 Tenet Healthcare Corp.                32,738
      300 Unitedhealth Group, Inc.              29,625
      400 Watson Pharmaceuticals                25,950
      200 Wellpoint Health Networks             19,200
                                            ----------
                                             3,216,930
                                            ----------
          INSURANCE -- 0.0%
      400 Unumprovident Corp.                   10,900
                                            ----------
          MACHINERY -- 0.0%
      300 Briggs & Stratton Corp.               11,344
      100 Snap-On Tools Corp.                    2,356
                                            ----------
                                                13,700
                                            ----------
          MEDICAL SUPPLIES -- 0.1%
    5,900 Acuson Corp.1                        134,225
                                            ----------
          PRINTING & PUBLISHING -- 0.0%
      200 Deluxe Corp.                           4,063
      300 Donnelley (R.R.) & Sons Co.            7,369
                                            ----------
                                                11,432
                                            ----------
          PROFESSIONAL SERVICES -- 0.0%
      200 Ecolab, Inc.                           7,213
                                            ----------
          REAL ESTATE -- 0.3%
    4,800 Urban Shopping Centers, Inc.         228,000
                                            ----------
          TECHNOLOGY -- 9.3%
      200 Adaptec, Inc.                          4,000
    2,000 ADC Telecommunications, Inc.          53,781
      300 Adobe Systems, Inc.                   46,575
    1,000 Advanced Micro Devices, Inc.          23,625
      900 Agilent Technologies1                 44,044
      500 Alteon Websystems, Inc.               54,195
    1,100 Altera Corp.1                         52,525
    4,000 America Online, Inc.                 215,000
      900 Analog Devices, Inc.                  74,306
      400 Andrew Corp.                          10,475
      800 Apple Computer, Inc.                  20,600
    1,900 Applied Materials, Inc.              112,694
      100 Autodesk, Inc.                         2,538
    1,300 Automatic Data Processing, Inc.       86,938
      500 BMC Software, Inc.                     9,563
      600 Broadcom Corp.-- Class A1            146,250
      600 Cabletron Systems, Inc.               17,625
      600 Ceridian Corp.                        16,838
   15,800 Cisco Systems, Inc.                  872,950
      400 Citrix Systems, Inc.                   8,025
      700 Cobalt Networks, Inc.1                40,512
    3,600 Compaq Computer Corp.                 99,288
    1,100 Computer Associates
            International, Inc.                 27,706
      500 Computer Sciences Corp.               37,125
      800 Compuware Corp.                        6,700



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       35

Asset Management Portfolio II
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
      400 Comverse Technology               $   43,200
      700 Conexant Systems                      29,313
      700 Corning, Inc.                        207,900
    5,900 Dell Computer Corp.                  181,794
      600 Eastman Kodak Co.                     24,525
      500 Electronic Data Systems Corp.         20,750
    4,900 EMC Corp.                            485,713
      800 First Data Corp.                      31,250
      800 Gateway, Inc.                         37,400
    2,300 Hewlett-Packard Co.                  223,100
   15,100 Intel Corp.                          627,594
    3,900 International Business
            Machines Corp.                     438,750
    1,200 JDS Uniphase Corp.                   113,625
      500 KLA-Tencor Corp.                      20,594
      300 Lexmark International Group, Inc. --
            Class A                             11,250
      600 Linear Technology Corp.               38,850
      900 LSI Logic Corp.                       26,325
    7,100 Lucent Technologies, Inc.            216,994
      900 Maxim Integrated Products, Inc.1      72,394
      200 Mercury Interactive Corp.1            31,350
    1,400 Micron Technology, Inc.               64,400
   11,600 Microsoft Corp.                      698,900
    4,700 Motorola, Inc.                       132,775
      700 National Semiconductor Corp.          28,175
      400 NCR Corp.                             15,125
      800 Network Appliance, Inc.              101,900
    5,700 Nortel Networks Corp.                339,506
      700 Novell, Inc.                           6,956
      400 Novellus Systems, Inc.1               18,625
    6,400 Oracle Corp.                         504,000
    1,200 Palm, Inc.                            63,525
    1,100 Parametric Technology Corp.           12,031
    1,000 Paychex, Inc.                         52,500
      900 Peoplesoft, Inc.                      25,144
      200 Perkinelmer, Inc.                     20,875
      100 Polaroid Corp.                         1,344
    1,700 Qualcomm, Inc.                       121,125
      501 Sabre Group Holdings, Inc.            14,498
      400 Sapient Corp.1                        16,275
      500 Scientific-Atlanta, Inc.              31,813
      280 SDL, Inc.                             86,240
    1,300 Seagate Technology, Inc.              89,700
    1,000 SIEBL Systems, Inc.1                 111,313
    3,300 Sun Microsystems, Inc.               385,275
      100 Tektronix, Inc.                        7,681
      900 Tellabs, Inc.                         42,975
      600 Teradyne, Inc.                        21,000
    3,700 Texas Instruments, Inc.              174,594
      700 Unisys Corp.                           7,875
      700 Veritas Software Corp.                99,400
      100 W.W. Grainger, Inc.                    2,631
    1,500 Xerox Corp.                           22,594
      800 Xilinx, Inc.                          68,500
    1,300 Yahoo!, Inc.                         118,300
                                            ----------
                                             8,474,119
                                            ----------
          TRANSPORTATION -- 0.2%
      600 AMR Corp.                             19,613
      800 Burlington Northern Santa Fe          17,250
      500 CSX Corp.                             10,906
      400 Delta Air Lines, Inc.                 17,750
      800 Fedex Corp.                           35,472
      800 Norfolk Southern Corp.                11,700
      500 Ryder Systems, Inc.                    9,219
    1,700 Southwest Airlines Co.                41,225
      400 Union Pacific Corp.                   15,550
      300 US Airways Group, Inc.                 9,131
                                            ----------
                                               187,816
                                            ----------
          UTILITIES -- 1.2%
    1,096 AES Corp.                             75,076
      600 Ameren Corp.                          25,125
      600 American Electric Power Co.           23,475
      700 C P & L Energy                        29,181
      200 Cinergy Corp.                          6,613
      500 CMS Energy                            13,469
      400 Coastal Corp.                         29,650
      100 Columbia Energy Group                  7,100
      300 Consolidated Edison, Inc.             10,238
      500 Constellation Energy Group, Inc.      24,875
      600 Dominion Resources, Inc.              34,838
      500 DTE Energy Co.                        19,125
      800 Duke Power Co.                        68,600
    1,100 Edison International, Inc.            21,244
      700 El Paso Energy Corp.                  43,138
    1,600 Enron Corp.                          140,200
      800 Entergy Corp.                         29,800
      800 FirstEnergy Corp.                     21,550
      500 Florida Progress Corp.                26,469
      300 FPL Group, Inc.                       19,725
      200 GPU, Inc.                              6,488
      400 Keyspan Energy Corp.                  16,050
      400 Niagara Mohawk Power Corp.             6,300
      200 NICOR, Inc.                            7,238
      600 PECO Energy                           36,338
      200 People's Energy Corp.                  6,675
    1,000 PG&E Corp.                            24,188
      100 Pinnacle West Capital Corp.            5,088
      500 PPL Corp.                             20,875
      500 Public Service Enterprise Group, Inc. 22,344
      800 Reliant Energy                        37,200
      700 Sempra Energy                         14,569



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       36

Asset Management Portfolio II
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
    1,600 Southern Co.                     $    51,900
      900 TXU Corp.                             35,663
      300 Unicom Corp.                          16,856
    1,300 Williams Cos., Inc.                   54,925
      600 Xcel Energy                           16,500
                                           -----------
                                             1,048,688
                                           -----------
TOTAL COMMON STOCKS
   (Cost $25,934,811)                       30,127,294
                                           -----------
          NON-CONVERTIBLE CORPORATE
          DEBT -- 13.0%
          AEROSPACE -- 0.8%
 $720,000 Raytheon Co.,
          5.70%, 11/1/03                       691,936
                                           -----------
          BANKS -- 2.2%
  480,000 Barclays Bank Plc,
          8.55%, 6/15/49                       483,212
  780,000 First Union Capital II,
          7.95%, 11/15/29                      700,347
  745,000 FleetBoston Financial Corp.,
          8.625%, 1/15/07                      793,572
                                           -----------
                                             1,977,131
                                           -----------
          FINANCIALS -- 2.2%
  150,000 Farmers Insurance Exchange,
          8.625%, 5/1/24                       147,552
   65,000 Ford Motor Credit Co.,
          6.70%, 7/16/04                        63,723
  725,000 Frank Russell Co.,
          5.625%, 1/15/09                      648,072
  450,000 Paine Webber Group, Inc.,
          7.875%, 2/15/03                      458,869
  670,000 Paine Webber Group,Inc.,
          6.375%, 5/15/04                      654,684
                                           -----------
                                             1,972,900
                                           -----------
          INDUSTRIAL -- 5.0%
1,049,965 Air 2 US,
          8.027%, 10/1/19                    1,067,179
          Archstone Communities:
   75,000   6.37%, 10/15/01                     74,296
  225,000   7.00%, 10/29/01                    224,251
  965,000 Erac USA Finance Co.,
          8.25%, 5/1/05                        987,111
1,005,000 International Paper Co.,
          8.00%, 7/8/05                      1,037,599
  615,000 Merry Land & Investments Equity,
          6.875%, 11/1/04                      598,169
   80,000 Prologis Trust,
          6.70%, 4/15/04                        77,480
  515,000 Telefonica Europe BV,
          7.75%, 9/15/10                       519,021
                                           -----------
                                             4,585,106
                                           -----------
          INSURANCE -- 0.7%
  670,000 AXA Financial, Inc.,
          7.75%, 8/1/10                        682,730
                                           -----------
          TELECOMMUNICATIONS -- 1.4%
  645,000 Qwest Capital Funding,
          7.90%, 8/15/10                       658,817
  640,000 Worldcom, Inc.,
          8.00%, 5/15/06                       663,304
                                           -----------
                                             1,322,121
                                           -----------
          UTILITY -- ELECTRIC -- 0.7%
  560,000 Eastern Energy Ltd.,
          6.75%, 12/1/06                       544,940
   60,000 Potomac Edison,
          8.00%, 6/1/24                         58,510
                                           -----------
                                               603,450
                                           -----------
TOTAL NON-CONVERTIBLE CORPORATE DEBT
   (Cost $11,722,617)                       11,835,374
                                           -----------
          ASSET-BACKED SECURITIES -- 8.8%
  740,000 Americredit Automobile
          Receivables Trust,
          5.88%, 12/12/05                      730,132
  560,000 Chemical Master Credit Card Trust I,
          5.98%, 9/15/08                       540,548
  910,000 Citibank Credit Card Master Trust I,
          5.875%, 3/10/11                      846,068
  520,000 CNH Equipment Trust, 7.34%, 2/15/07  526,256
          Conseco Finance:
  690,000   7.80%, 5/15/20                     702,762
  890,000   7.60%, 12/15/29                    905,846
  425,000   11.06%, 12/1/31                    432,474
  560,000 Felco Funding II, 7.72%, 12/15/05b   572,883
  890,000 Green Point Manufactured Housing,
          7.33%, 8/15/20                       887,966
  225,000 Household Automotive Trust,
          6.65%, 4/17/06                       224,956
  670,000 Toyota Auto Receivables Owner Trust,
          7.21%, 4/15/07                       679,484
  690,000 Union Acceptance Corp.,
          5.64%, 5/8/06                        676,169
  285,000 WFS Financial Owner Trust,
          7.41%, 9/20/07                       290,405
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $7,908,724)                         8,015,949
                                           -----------
          COLLATERALIZED MORTGAGE
          OBLIGATIONS -- 3.0%
  990,000 Chase Mortgage Finance Corp.,
          6.75%, 10/25/28                      931,923
  791,225 GE Capital Mortgage Services, Inc.,
          7.00%, 11/25/07                      781,710

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       37

Asset Management Portfolio II
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------
PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
 $980,000 Norwest Asset Securities Corp.,
          7.25%, 12/25/29                   $  967,177
                                            ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $2,623,914)                         2,680,810
                                            ----------
          FOREIGN DEBT -- 0.7%
  150,000 Kingdom of Sweden,
          12.00%, 2/1/10                       200,776
          New Zealand Government:
   65,000   10.625%, 11/15/05                   75,242
  125,000   8.75%, 12/15/06                    136,100
  215,000 United Mexican States,
          9.75%, 4/6/05                        228,008
                                            ----------
TOTAL FOREIGN DEBT
   (Cost $652,418)                             640,126
                                            ----------
          MUNICIPAL BONDS -- 4.6%
  500,000 Delaware River Port Authority PA & NJ,
          7.27%, 1/1/07                        505,410
  340,000 El Cajon, California Redevelopment
          Agency,
          7.70%, 10/1/30                       336,556
1,025,000 Harrisburg PA Housing Corp.
          Mortgage Revenue,
          10.00%, 7/15/24                    1,077,993
  535,000 Hillsborough County FL Fuel Tax Revenue,
          6.00%, 12/1/11                       484,903
  605,000 Lansing MI Board Water & Light Water
            Supply Series B, 7.30%, 7/1/06     616,816
  445,000 Ross County, OH Water Co., Inc.
          Water Revenue,
          8.25%, 8/1/25                        453,362
  175,000 Suburban Hospital Healthcare
          Systems, Inc.,
          7.865%, 2/15/27                      174,986
  610,000 Virginia State Housing Development
          Authority Series A,
          6.51%, 5/1/19                        534,012
                                            ----------
TOTAL MUNICIPAL BONDS
   (Cost $4,169,506)                         4,184,038
                                            ----------
          US GOVERNMENT & AGENCIES -- 9.0%
          FGLMC:
  900,000   6.50%, 11/1/08                     864,281
  680,983   6.50%, 4/1/29                      655,094
1,191,514   6.50%, 7/1/29                    1,146,216
          FHLMC:
1,969,048   7.00%, 6/1/09                    1,975,995
  871,174   6.00%, 3/15/29                     818,934
  875,472 FNMA Pool #190750,
          7.00%, 3/1/09                        878,000
 $360,618 FNMA Pool #303981,
          7.00%, 10/1/09                       361,660
  706,496 FNMA Pool #323194,
          6.361%, 7/1/08                       690,381
  765,000 FNMA Pool #382140,
          7.03%, 1/25/07                       767,962
                                            ----------
TOTAL US GOVERNMENT & AGENCIES
   (Cost $8,117,816)                         8,158,523
                                            ----------
          US TREASURY SECURITIES -- 4.2%
          US Treasury Bonds:
2,318,000   8.125%, 8/15/19                  2,830,858
  860,000   6.125%, 8/15/29                    878,544
  138,000 US Treasury Note,
          6.625%, 3/31/02                      139,035
                                            ----------
TOTAL US TREASURY SECURITIES
   (Cost $3,711,605)                         3,848,437
                                            ----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $64,841,411)                       69,490,551
                                            ----------
          SHORT-TERM  INSTRUMENTS  -- 17.7%
          US TREASURY  SECURITIES  -- 9.4%
          US Treasury Bills:
 1,575,000  5.945%, 10/19/00a                1,570,708
   55,000   6.04%, 10/19/00                     54,480
7,000,000   5.945%, 12/14/00                 6,916,040
                                            ----------
                                             8,541,228
                                            ----------
          INVESTMENTS IN AFFILIATED
          INVESTMENT COMPANIES
          MUTUAL FUND -- 8.3%
7,547,612 Cash Management Institutional      7,547,612
                                            ----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $16,089,085)                       16,088,840
                                            ----------
TOTAL INVESTMENTS
   (Cost $80,930,496)                94.1% $85,579,391
OTHER ASSETS IN EXCESS OF
  LIABILITIES                         5.9    5,339,622
                                    -----  -----------
NET ASSETS                          100.0% $90,919,013
                                    =====  ===========

--------------------------------------------------------------------------------
1  Non-income producing security.

a  Held as collateral by broker for futures contracts.

b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutions.

The following abbreviations are used in the portfolio description:
FNMA    --  Federal National Mortgage Association
FGLMC   --  Federal Government Loan Mortgage Corporation
FHLMC   --  Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       38

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
          INVESTMENTS IN UNAFFILIATED ISSUERS
          COMMON STOCKS -- 14.0%
          AEROSPACE -- 0.0%
       26 Raytheon Co.-- Class B                 $ 739
       37 Rockwell International Corp.           1,119
                                              --------
                                                 1,858
                                              --------
          APPAREL TEXTILES -- 0.0%
       29 Springs Industries, Inc.-- Class A       817
                                              --------
          BANKS -- 0.0%
       24 Banks United Corp.-- Class A           1,216
       67 BB&T Corp.                             2,018
                                              --------
                                                 3,234
                                              --------
          BASIC MATERIALS -- 0.4%
       47 Air Products and Chemicals, Inc.       1,692
       62 Alcan Aluminum Ltd.                    1,794
      245 Alcoa, Inc.                            6,202
       24 Allegheny Technologies                   435
        2 Arch Coal, Inc.                           20
      181 Archer-Daniels-Midland Co.             1,561
      112 Barrick Gold Corp.                     1,708
       14 Bemis Co., Inc.                          450
      195 Bethlehem Steel                          585
       50 Boise Cascade Corp.                    1,328
      216 Du Pont (E.I.) de Nemours & Co.        8,950
       47 Eastman Chemical Co.                   1,736
       58 Engelhard Corp.                          942
       25 FMC Corp.                              1,677
       58 Freeport-McMoRan Copper &
          Gold, Inc.-- Class B                     511
       39 Georgia-Pacific Corp.                    916
        5 Great Lakes Chemical Corp.               147
       33 Hercules, Inc.                           466
       81 Homestake Mining Co.                     420
       51 Inco Ltd.                                822
       49 International Flavors & Fragrances, Inc. 894
       30 International Paper Co.                  861
    1,500 Lilly Industries, Inc.-- Class A      44,250
       28 Louisiana-Pacific Corp.                  257
       16 Mead Corp.                               374
       24 Newmont Mining Corp.                     408
        9 Nucor Corp.                              271
       52 Pactiv Corp.                             582
       30 Phelps Dodge Corp.                     1,252
       94 Placer Dome, Inc.                        887
       21 Potlatch Corp.                           664
       39 PPG Industries, Inc.                   1,548
       36 Praxair, Inc.                          1,345
       50 Rohm & Haas Co.                        1,453
      300 Southdown,Inc.                        21,428
       37 Temple Inland, Inc.                    1,401
      165 Union Carbide Corp.                    6,229
       58 USX-- US Steel Group                     881
       21 Vulcan Materials Co.                     844
       22 W.R. Grace & Co.                         151
       29 Westvaco Corp.                           774
       33 Weyerhaeuser Co.                       1,332
       22 Willamette Industries, Inc.              616
       69 Worthington Industries, Inc.             647
                                              --------
                                               121,711
                                              --------
          CAPITAL GOODS -- 1.1%
       57 Allied Waste Industries, Inc.            524
       74 American Power Conversion Corp.1       1,420
       29 Avery Dennison Corp.                   1,345
      249 Boeing Co.                            15,687
       39 Briggs & Stratton Corp.                1,475
       11 Caterpillar, Inc.                        371
       12 Cooper Industries, Inc.                  423
       21 Crane Co.                                480
       74 Crown Cork & Seal Co., Inc.              791
       32 Cummins Engine Co., Inc.                 958
       34 Danaher Corp.                          1,691
       57 Deere & Co.                            1,895
       45 Dover Corp.                            2,112
       11 Eaton Corp.                              678
      113 Emerson Electric Co.                   7,571
        9 Fluor Corp.                              270
       80 General Dynamics Corp.                 5,025
    2,789 General Electric Co.                 160,890
       14 Goodrich (B.F.) Co.                      549
      168 Honeywell International, Inc.          5,985
       29 Illinois Tool Works, Inc.              1,620
       12 Ingersoll-Rand Co.                       406
        6 ITT Industries                           195
       19 Johnson Controls, Inc.                 1,011
       96 Lockheed Martin Corp.                  3,164
        6 Millipore Corp.                          291
      112 Minnesota Mining & Manufacturing Co.  10,206
       49 Molex, Inc.                            2,667
       37 National Service Industries, Inc.        724
       43 Navistar International Corp.           1,287
       20 Northrop Grumman Corp.                 1,817
       47 Owens-Illinois, Inc.                     435
       42 Paccar, Inc.                           1,557
       36 Pall Corp.                               718
       31 Parker-Hannifin Corp.                  1,046
       51 Sanmina Corp.                          4,775
       32 Sealed Air Corp.                       1,448
      190 Solectron Corp.                        8,764
       54 Textron, Inc.                          2,491
       50 Thermo Electron Corp.                  1,300
       18 Timken Co.                               246
      466 Tyco International Ltd.               24,174
      133 United Technologies Corp.              9,210
      178 Waste Management, Inc.                 3,104
                                              --------
                                               292,796
                                              --------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       39

Asset Management Portfolio III
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
          CHEMICAL -- SPECIALTY -- 0.1%
      300 Bush Boake Allen, Inc.1             $ 14,344
       19 Sigma Aldrich Corp.                      627
                                              --------
                                                14,971
                                              --------
          COMMUNICATION SERVICES -- 0.8%
       29 Alltel Corp.                           1,513
      959 AT&T Corp.                            28,171
      523 BellSouth Corp.                       21,051
       28 Centurytel, Inc.                         763
      280 Global Crossing Ltd.                   8,680
      237 Nextel Communications, Inc.-- Class A 11,080
      461 Qwest Communications International,
          Inc.1                                 22,157
      952 SBC Communications, Inc.              47,600
      142 Sprint Corp.                           4,162
      275 Sprint PCS Group                       9,642
      697 Verizon Communications                33,761
      809 Worldcom, Inc.1                       24,573
                                              --------
                                               213,153
                                              --------
          COMPUTER SOFTWARE -- 0.1%
    2,350 Mynd Corp.1                           31,725
        4 Synavant1                                 25
                                              --------
                                                31,750
                                              --------
          CONSUMER CYCLICALS -- 0.9%
       17 American Greetings Corp.-- Class A       297
       10 Armstrong Holdings                       119
       73 Autozone, Inc.                         1,656
      122 Bed, Bath & Beyond, Inc.               2,976
       67 Best Buy, Inc.                         4,263
       15 Black & Decker Corp.                     513
       25 Brunswick Corp.                          456
       45 Carnival Corp.-- Class A               1,108
      260 Cendant Corp.                          2,827
       16 Centex Corp.                             514
        3 Circuit City Stores, Inc.                 69
      144 Consolidated Stores Corp.              1,944
       59 Convergys Corp.1                       2,294
       92 Cooper Tire & Rubber Co.                 926
      153 Costco Wholesale Corp.                 5,345
       70 Dana Corp.                             1,505
      159 Delphi Automotive Systems              2,405
       34 Dillard Department Stores, Inc. --
          Class A                                  361
       93 Dollar General Corp.                   1,558
       21 Dow Jones & Co., Inc.                  1,270
       40 Dun & Bradstreet Corp.                 1,377
       60 Federated Department Stores, Inc.      1,567
      553 Ford Motor Co. New                    13,999
       67 Gannett Co., Inc.                      3,551
      238 Gap, Inc.                              4,790
      167 General Motors Corp.                  10,855
      104 Genuine Parts Co.                      1,982
       44 Goodyear Tire & Rubber Co.               792
       11 H & R Block, Inc.                        408
       38 Harcourt General, Inc.                 2,242
       80 Harley-Davidson, Inc.                  3,830
       70 Harrah's Entertainment, Inc.           1,925
       89 Hasbro, Inc.                           1,018
      105 Hilton Hotels Corp.                    1,214
      647 Home Depot, Inc.                      34,331
       76 IMS Health, Inc.                       1,577
       69 Interpublic Group of Cos., Inc.        2,350
       79 J.C. Penney Co., Inc.                    933
       45 Kaufman & Broad Home Corp.             1,212
      246 Kmart Corp.                            1,476
       51 Knight-Ridder, Inc.                    2,591
      108 Kohls Corp.                            6,230
       30 Leggett & Platt, Inc.                    474
      170 Limited, Inc.                          3,751
       15 Liz Claiborne, Inc.                      577
       48 Lowe's Cos., Inc.                      2,154
       60 Marriott International, Inc.           2,186
      103 Masco Corp.                            1,918
      121 Mattel, Inc.                           1,354
       82 May Department Stores Co.              1,681
       55 McGraw-Hill Cos., Inc.                 3,496
       43 New York Times Co.-- Class A           1,690
       76 Newell Rubbermaid, Inc.                1,734
        1 Nike, Inc.                                40
       38 Nordstrom, Inc.                          591
      205 Office Depot, Inc.                     1,602
       44 Omnicom Group, Inc.                    3,209
       64 Pulte Corp.                            2,112
       34 Radioshack Corp.                       2,197
       98 Reebok International Ltd.              1,844
      123 Sears, Roebuck & Co.                   3,988
       47 Sherwin-Williams Co.                   1,005
        8 Snap-On Tools Corp.                      188
       25 Stanley Works                            577
      133 Staples, Inc.                          1,887
      257 Target Corp.                           6,586
       68 Tiffany & Co.                          2,622
       97 Toys 'R' Us, Inc.                      1,576
       60 Tribune Co.                            2,617
       28 TRW, Inc.                              1,137
       12 V.F. Corp.                               296
       37 Visteon Corp                             560
    1,245 Wal-Mart Stores, Inc.                 59,916
       34 Whirlpool Corp.                        1,322
                                              --------
                                               249,543
                                              --------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       40

Asset Management Portfolio III
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
          CONSUMER STAPLES -- 1.8%
       14 Alberto-Culver Co.-- Class B         $   403
      250 Anheuser Busch Cos., Inc.             10,578
       57 Avon Products, Inc.                    2,330
      768 Bestfoods                             55,872
       13 Brown-Forman Corp.-- Class B             712
       73 Cardinal Health, Inc.                  6,438
      194 Clear Channel Communications, Inc.    10,961
       54 Clorox Co.                             2,136
      693 Coca-Cola Co.                         38,202
      121 Coca-Cola Enterprises, Inc.            1,928
      157 Colgate-Palmolive Co.                  7,410
      301 Comcast Corp.-- Class A               12,322
      140 ConAgra, Inc.                          2,809
       81 CVS Corp.                              3,751
      151 Darden Restaurants, Inc.               3,143
       21 Deluxe Corp.                             427
      575 Disney (Walt) Co.                     21,994
    1,259 Fort James Corp.                      38,478
       27 Fortune Brands, Inc.                     715
       67 General Mills, Inc.                    2,378
        3 General Motors Corp. --
          Class H (Hughes Electronics) 1           112
      228 Gillette Co.                           7,039
       87 H.J. Heinz Co.                         3,224
      150 Kimberly Clark Corp.                   8,372
      271 Kroger Co.                             6,114
       12 Longs Drug Stores, Inc.                  229
      272 McDonald's Corp.                       8,211
       56 McKesson HBOC, Inc.                    1,711
      772 Nabisco Group Holdings                22,002
      650 Nabisco Holdings Corp.-- Class A      34,937
      396 PepsiCo, Inc.                         18,216
      597 Philip Morris Cos., Inc.              17,574
      324 Procter & Gamble Co.                  21,708
       42 Quaker Oats Co.                        3,323
       86 Ralston Purina Group                   2,037
      154 Safeway, Inc.                          7,190
      261 Sara Lee Corp.                         5,302
      115 Seagram Co. Ltd.                       6,605
       74 Starbucks Corp.1                       2,965
       37 SuperValu, Inc.                          557
       89 Sysco Corp.                            4,122
      472 Time Warner, Inc.                     36,934
       39 Tricon Global Restaurants, Inc.        1,194
       16 Tupperware Corp.                         288
      103 Unilever NV                            4,970
       50 UST, Inc.                              1,144
      441 Viacom, Inc.-- Class B                25,798
      267 Walgreen Co.                          10,129
       32 Wendy's International, Inc.              642
       88 Winn Dixie Stores, Inc.                1,265
       30 Wrigley (Wm.), Jr. Co.                 2,246
                                              --------
                                               489,147
                                              --------
          ENERGY -- 0.7%
       17 Amerada Hess Corp.                     1,138
       86 Anadarko Petroleum Corp.               5,716
       23 Apache Corp.                           1,360
        8 Ashland, Inc.                            269
       74 Baker Hughes, Inc.                     2,747
       53 Burlington Resources, Inc.             1,951
      184 Chevron Corp.                         15,686
      178 Conoco, Inc.-- Class B                 4,795
       25 Devon Energy Corp.                     1,504
    1,003 Exxon Mobil Corp.                     89,392
      116 Halliburton Co.                        5,677
       44 Kerr-McGee Corp.                       2,915
      135 Occidental Petroleum Corp.             2,945
       90 Phillips Petroleum Co.                 5,647
       44 Rowan Cos., Inc.                       1,276
      600 Royal Dutch Petroleum Co.             35,962
      151 Schlumberger Ltd.                     12,429
        4 Sunoco, Inc.                             108
       96 Texaco, Inc.                           5,040
       28 Tosco Corp.                              873
       52 Transocean Sedco                       3,048
       59 Unocal Corp.                           2,091
       88 USX Marathon Group                     2,497
                                              --------
                                               205,066
                                              --------
          FINANCIALS -- 1.9%
       71 Aflac, Inc.                            4,548
      194 Allstate Corp.                         6,741
      393 American Express Co.                  23,875
       66 American General Corp.                 5,148
      660 American International Group, Inc.    63,154
      146 Amsouth Bancorp                        1,825
       49 AON Corp.                              1,923
      413 Associates First Capital Corp. --
          Class A                               15,694
      470 Bank of America Corp.                 24,616
      199 Bank of New York Co., Inc.            11,156
      242 Bank One Corp.                         9,347
       26 Bear Stearns Cos., Inc.                1,638
       49 Capital One Financial Corp.            3,433
      371 Charles Schwab Corp.                  13,170
       78 Charter One Financial, Inc.            1,894
       91 Chase Manhattan Corp.                  4,203
       47 Chubb Corp.                            3,719
       41 CIGNA Corp.                            4,280
       36 Cincinnati Financial Corp.             1,278
       75 CIT Group, Inc.-- Class A              1,312
    1,132 Citigroup                             61,199
       38 Comerica, Inc.                         2,221
       94 Conseco, Inc.                            717
       16 Countrywide Credit Industries, Inc.      604
      277 Fannie Mae                            19,806
      121 Fifth Third Bancorp                    6,519



See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       41

Asset Management Portfolio III
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
      277 First Union Corp.                    $ 8,916
      270 Firstar Corp.                          6,041
      247 Fleet Boston Financial Corp.           9,633
       64 Franklin Resources, Inc.               2,844
      129 Freddie Mac                            6,974
       35 Golden West Financial Corp.            1,877
       53 Hartford Financial Services
            Group, Inc.                          3,866
      123 Household International, Inc.          6,965
      136 Huntington Bancshares, Inc.            1,998
       20 Jefferson-Pilot Corp.                  1,358
      154 KeyCorp                                3,898
       45 Lehman Brothers, Inc.                  6,649
       39 Lincoln National Corp.                 1,877
       24 Loews Corp.                            2,001
       71 Marsh and McLennan                     9,425
       21 MBIA, Inc.                             1,494
      228 MBNA Corp.                             8,778
      127 Mellon Financial Corp.                 5,890
      242 Merrill Lynch & Co., Inc.             15,972
       19 MGIC Investment Corp.                  1,161
      124 Morgan (J.P.) & Co., Inc.             20,259
      316 Morgan Stanley Dean Witter
          Discover & Co.                        28,894
      206 National City Corp.                    4,558
       61 Northern Trust Corp.                   5,421
       17 Old Kent Financial Corp.                 492
       36 Paine Webber Group, Inc.               2,453
       72 PNC Bank Corp.                         4,680
       36 Providian Financial Corp.              4,572
       92 Regions Financial Corp.                2,087
       65 Safeco                                 1,771
       47 St. Paul Cos., Inc.                    2,318
       44 State Street Corp.                     5,720
       63 Stilwell Financial Inc.                2,741
       67 Summit Bancorp                         2,312
       75 Suntrust Banks, Inc.                   3,736
       87 Synovus Financial Corp.                1,843
       34 T. Rowe Price Associates, Inc.         1,596
       14 Torchmark Corp.                          389
      214 US Bancorp                             4,869
       38 Union Planters Corp.                   1,256
       30 USA Education                          1,446
       48 Wachovia Corp.                         2,721
      112 Washington Mutual, Inc.                4,459
      454 Wells Fargo Co.                       20,856
                                              --------
                                               533,086
                                              --------
          HEALTH CARE -- 1.5%
      373 Abbott Laboratories                   17,741
       32 Aetna, Inc.                            1,858
       33 Allergan, Inc.                         2,786
       52 ALZA Corp.                             4,498
      361 American Home Products Corp.          20,419
      298 Amgen, Inc.                           20,809
       10 Bausch & Lomb, Inc.                      389
       74 Baxter International, Inc.             5,906
       59 Becton Dickinson & Co.                 1,560
       62 Biogen, Inc.                           3,782
       88 Biomet, Inc.                           3,080
      114 Boston Scientific Corp.                1,874
      529 Bristol-Myers Squibb Co.              30,219
       14 C.R. Bard, Inc.                          592
      103 Guidant Corp.                          7,281
      141 HCA Healthcare Co                      5,235
      234 HEALTHSOUTH Corp.                      1,901
      105 Humana, Inc.                           1,129
      390 Johnson & Johnson                     36,636
      315 Lilly (Eli) & Co.                     25,554
       43 Mallinckrodt Group, Inc.               1,962
      104 Manor Care                             1,632
       69 Medimmune Inc.1                        5,330
      330 Medtronic, Inc.                       17,098
      646 Merck & Co., Inc.                     48,087
       52 PE Corp. -- PE Biosystems Group        6,058
    1,759 Pfizer, Inc.                          79,045
      344 Pharmacia Corp.                       20,705
       96 Quintiles Transnational Corp.          1,530
      406 Schering-Plough Corp.                 18,879
       38 St. Jude Medical, Inc.                 1,938
      119 Tenet Healthcare Corp.                 4,329
       40 Unitedhealth Group, Inc.               3,950
       37 Watson Pharmaceuticals                 2,400
       18 Wellpoint Health Networks              1,728
                                              --------
                                               407,920
                                              --------
          INSURANCE -- 0.0%
       67 Unumprovident Corp.                    1,826
                                              --------
          MEDICAL SUPPLIES -- 0.1%
      700 Acuson Corp.1                         15,925
                                              --------
          REAL ESTATE -- 0.1%
      600 Urban Shopping Centers, Inc.          28,500
                                              --------
          TECHNOLOGY -- 3.9%
       29 Adaptec, Inc.                            580
      224 ADC Telecommunications, Inc.           6,024
       32 Adobe Systems, Inc.                    4,968
      114 Advanced Micro Devices, Inc.           2,693
      104 Agilent Technologies1                  5,090
       58 Alteon Websystems, Inc.                6,287
      142 Altera Corp.1                          6,781
      517 America Online, Inc.                  27,789
      116 Analog Devices, Inc.                   9,577
       55 Andrew Corp.                           1,440
      114 Apple Computer, Inc.                   2,936
      238 Applied Materials, Inc.               14,116
       11 Autodesk, Inc.                           279



See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       42

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
      170 Automatic Data Processing, Inc.     $ 11,369
       69 BMC Software, Inc.                     1,320
       67 Broadcom Corp.-- Class A1             16,331
       79 Cabletron Systems, Inc.                2,321
       73 Ceridian Corp.                         2,049
    2,030 Cisco Systems, Inc.                  112,158
       52 Citrix Systems, Inc.                   1,043
      100 Cobalt Networks, Inc.1                 5,787
      461 Compaq Computer Corp.                 12,714
      154 Computer Associates
            International, Inc.                  3,874
       63 Computer Sciences Corp.                4,678
      102 Compuware Corp.                          854
       52 Comverse Technology                    5,616
       89 Conexant Systems                       3,727
       88 Corning, Inc.                         26,136
      750 Dell Computer Corp.                   23,109
       64 Eastman Kodak Co.                      2,616
       63 Electronic Data Systems Corp.          2,615
      627 EMC Corp.                             62,151
      107 First Data Corp.                       4,180
      108 Gateway, Inc.                          5,049
      294 Hewlett-Packard Co.                   28,518
    1,911 Intel Corp.                           79,426
      492 International Business Machines Corp. 55,350
      151 JDS Uniphase Corp.                    14,298
       65 International Group, Inc.--
          Class A                                1,350
       81 Linear Technology Corp.                5,245
      112 LSI Logic Corp.                        3,276
      885 Lucent Technologies, Inc.             27,048
       89 Maxim Integrated Products, Inc.1       7,159
       30 Mercury Interactive Corp.1             4,703
      167 Micron Technology, Inc.                7,682
    1,483 Microsoft Corp.                       89,351
      598 Motorola, Inc.                        16,894
       92 National Semiconductor Corp.           3,703
       52 NCR Corp.                              1,966
       99 Network Appliance, Inc.               12,610
      726 Nortel Networks Corp.                 43,242
       94 Novell, Inc.                             934
       51 Novellus Systems, Inc.1                2,375
      822 Oracle Corp.                          64,733
      150 Palm, Inc.                             7,941
      144 Parametric Technology Corp.            1,575
      129 Paychex, Inc.                          6,773
      114 Peoplesoft, Inc.                       3,185
       23 Perkinelmer, Inc.                      2,401
      225 Qualcomm, Inc.                        16,031
       60 Sabre Group Holdings, Inc.             1,736
       50 Sapient Corp.1                         2,034
       65 Scientific-Atlanta, Inc.               4,136
       37 SDL, Inc.                             11,396
      179 Seagate Technology, Inc.              12,351
      124 SIEBL Systems, Inc.1                  13,803
      412 Sun Microsystems, Inc.                48,101
        7 Tektronix, Inc.                          538
      122 Tellabs, Inc.                          5,826
       64 Teradyne, Inc.                         2,240
      486 Texas Instruments, Inc.               22,933
      106 Unisys Corp.                           1,193
       86 Veritas Software Corp.                12,212
       19 W.W. Grainger, Inc.                      500
      187 Xerox Corp.                            2,817
      101 Xilinx, Inc.                           8,648
      161 Yahoo!, Inc.                          14,651
                                              --------
                                             1,073,818
                                              --------
          TRANSPORTATION -- 0.1%
       71 AMR Corp.                              2,321
      101 Burlington Northern Santa Fe           2,178
       61 CSX Corp.                              1,331
       56 Delta Air Lines, Inc.                  2,485
      103 Fedex Corp.                            4,567
      109 Norfolk Southern Corp.                 1,594
       61 Ryder Systems, Inc.                    1,125
      190 Southwest Airlines Co.                 4,608
       57 Union Pacific Corp.                    2,216
       40 US Airways Group, Inc.                 1,218
                                              --------
                                                23,643
                                              --------
          UTILITIES -- 0.5%
      144 AES Corp.                              9,864
       66 Ameren Corp.                           2,764
       91 American Electric Power Co.            3,560
       75 C P & L Energy                         3,127
       39 Cinergy Corp.                          1,289
       59 CMS Energy                             1,589
       61 Coastal Corp.                          4,522
       19 Columbia Energy Group                  1,349
       43 Consolidated Edison, Inc.              1,467
       64 Constellation Energy Group, Inc.       3,184
       79 Dominion Resources, Inc.               4,587
       58 DTE Energy Co.                         2,219
      104 Duke Power Co.                         8,918
      136 Edison International, Inc.             2,627
       84 El Paso Energy Corp.                   5,177
      198 Enron Corp.                           17,350
      110 Entergy Corp.                          4,098
      111 FirstEnergy Corp.                      2,990
       49 Florida Progress Corp.                 2,594
       50 FPL Group, Inc.                        3,288
       16 GPU, Inc.                                519
       56 Keyspan Energy Corp.                   2,247
       75 Niagara Mohawk Power Corp.             1,181
       31 NICOR, Inc.                            1,122



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       43

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
       71 PECO Energy                      $     4,300
       31 People's Energy Corp.                  1,035
      131 PG&E Corp.                             3,169
        8 Pinnacle West Capital Corp.              407
       67 PPL Corp.                              2,797
       61 Public Service Enterprise Group, Inc.  2,726
      107 Reliant Energy                         4,976
       92 Sempra Energy                          1,915
      208 Southern Co.                           6,747
      107 TXU Corp.                              4,240
       36 Unicom Corp.                           2,023
      149 Williams Cos., Inc.                    6,295
      113 Xcel Energy                            3,107
                                           -----------
                                               135,369
                                           -----------
TOTAL COMMON STOCKS
   (Cost $3,400,143)                         3,844,133
                                           -----------
          NON-CONVERTIBLE CORPORATE
           DEBT -- 18.0%
          AEROSPACE -- 1.2%
 $350,000 Raytheon Co.,
            5.70%, 11/1/03                     336,358
                                           -----------
          BANKS -- 3.3%
  170,000 Barclays Bank Plc,
            8.55%, 6/15/49                     171,138
  375,000 First Union Capital II,
            7.95%, 11/15/29                    336,705
  365,000 FleetBoston Financial Corp.,
            8.625%, 1/15/07                    388,797
                                           -----------
                                               896,640
                                           -----------
          FINANCIALS -- 3.3%
  125,000 Allstate Corp.,
            7.20%, 12/1/09                     121,823
  115,000 Farmers Insurance Exchange,
            8.625%, 5/1/24                     113,123
  165,000 Ford Motor Credit Co.,
            6.70%, 7/16/04                     161,759
  350,000 Frank Russell Co.,
            5.625%, 1/15/09                    312,862
  200,000 Paine Webber Group, Inc.,
            7.875%, 2/15/03                    203,942
                                           -----------
                                               913,509
                                           -----------
          INDUSTRIAL -- 7.6%
  499,983 Air 2 US,
            8.027%, 10/1/19                    508,180
   35,000 Archstone Communities:
            6.37%, 10/15/01                     34,672
  110,000   7.00%, 10/29/01                    109,634
  435,000 Erac USA Finance Co.,
            8.25%, 5/1/05                      444,967
  460,000 International Paper Co.,
            8.00%, 7/8/05                      474,921
  285,000 Merry Land & Investments Equity,
             6.875%, 11/1/04                   277,200
   50,000 Prologis Trust,
            6.70%, 4/15/04                      48,425
  190,000 Telefonica Europe,
            7.75%, 9/15/10                     191,483
                                           -----------
                                             2,089,482
                                           -----------
          INSURANCE -- 0.7%
  190,000 AXA Financial,
            7.75%, 8/1/10                      193,610
                                           -----------
          TELECOMMUNICATIONS -- 1.6%
  200,000 Koninklijke KPN NV,
            8.00%, 10/1/10                     200,887
  235,000 Qwest Capital Funding,
            7.90%, 8/15/10                     240,034
                                           -----------
                                               440,921
                                           -----------
          UTILITY -- ELECTRIC -- 0.3%
   75,000 Potomac Edison,
            8.00%, 6/1/24                       73,138
                                           -----------
TOTAL NON-CONVERTIBLE CORPORATE DEBT
   (Cost $4,922,300)                         4,943,658
                                           -----------
          ASSET-BACKED SECURITIES -- 11.8%
  370,000 Americredit Automobile Receivables
            Trust,
            5.88%, 12/12/05                    365,066
  325,000 Chemical Master Credit Card Trust I,
            5.98%, 9/15/08                     313,711
  190,000 CNHEquipment, 7.34%, 2/15/07         192,286
          Conseco Finance:
  320,000   7.80%, 5/15/20                     325,918
  430,000   7.60%, 12/15/29                    437,656
  195,000   11.06%, 12/1/31                    198,429
  250,000 Felco Funding II, 7.72%, 12/15/05b   255,751
  430,000 Green Point Manufactured Housing,
            7.33%, 8/15/20                     429,017
  110,000 Household Automotive Trust,
            6.65%, 4/17/06                     109,979
  120,000 MBNA Master Credit Card Trust,
            7.00%, 2/15/12                     120,508
  341,000 Union Acceptance Corp.,
            5.64%, 5/8/06                      334,165
  140,000 WFS Financial Owner Trust,
            7.41%, 9/20/07                     142,655
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $3,167,697)                         3,225,141
                                           -----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       44

Asset Management Portfolio III
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                  VALUE         PRINCIPAL
--------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE
          OBLIGATIONS -- 3.3%
 $450,000 Chase Mortgage Finance Corp.,
            6.75%, 10/25/28                $   423,601
  480,000 Norwest Asset Securities Corp.,
            7.25%, 12/25/29                    473,719
                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $878,036)                             897,320
                                           -----------
          FOREIGN DEBT -- 0.8%
  100,000 Kingdom of Sweden,
            12.00%, 2/1/10                     133,850
   80,000 New Zealand Government,
            10.625%, 11/15/05                   92,606
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $237,861)                             226,456
                                           -----------
          MUNICIPAL BONDS -- 4.9%
 $505,000 Harrisburg PA Housing Corp.
            Mortgage Revenue,
            10.00%, 7/15/24                $   531,109
  260,000 Hillsborough County FL Fuel Tax Revenue,
            6.00%, 12/1/11                     235,654
  215,000 Ross County, OH Water Co., Inc.
            Water Revenue,
            8.25%, 8/1/25                      219,040
   95,000 Suburban Hospital Healthcare
            Systems, Inc.,
            7.865%, 2/15/27                     94,992
  290,000 Virginia State Housing Development
            Authority, Series A,
            6.51%, 5/1/19                      253,875
                                           -----------
TOTAL MUNICIPAL BONDS
   (Cost $1,332,731)                         1,334,670
                                           -----------
          US GOVERNMENT & AGENCIES -- 7.5%
          FHLMC:
  968,870   7.00%, 6/1/09                      972,288
  395,988   6.00%, 3/15/29                     372,243
  341,067 FNMA Pool #323194,
            6.361%, 7/1/08                     333,287
  375,000 FNMA Pool #382140,
            7.03%, 1/25/07                     376,452
                                           -----------
TOTAL US GOVERNMENT & AGENCIES
   (Cost $2,047,257)                         2,054,270
                                           -----------
          US TREASURY SECURITIES -- 6.2%
          US Treasury Bonds:
  783,000   8.125%, 8/15/19                    956,239
  335,000   6.125%, 8/15/29                    342,224
          US Treasury Notes:
  318,000   6.625%, 3/31/02                    322,112
   66,000   6.125%, 8/15/07                     66,722
                                           -----------
TOTAL US TREASURY SECURITIES
   (Cost $1,642,754)                         1,687,297
                                           -----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $17,628,779)                       18,212,945
                                           -----------
           SHORT-TERM  INSTRUMENTS  -- 27.2%
           US TREASURY  SECURITIES -- 19.8%
           US Treasury Bills:
$ 500,000   5.945%, 10/19/00a                  498,638
5,000,000   5.945%, 12/14/00                 4,939,470
                                           -----------
                                             5,438,108
                                           -----------
           INVESTMENTS IN AFFILIATED
           INVESTMENT COMPANIES
           MUTUAL FUND -- 7.4%
2,027,751  Cash Management Institutional     2,027,751
                                           -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $7,466,379)                         7,465,859
                                           -----------
TOTAL INVESTMENTS
   (Cost $25,095,158)              93.7%   $25,678,804
OTHER ASSETS IN EXCESS OF
  LIABILITIES                       6.3      1,735,182
                                  -----    -----------
NET ASSETS                        100.0%   $27,413,986
                                  =====    ===========

--------------------------------------------------------------------------------
1 Non-income producing security.

a Held as collateral by broker for futures contracts.

b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutions.

The following abbreviations are used in the portfolio description:
FNMA    --  Federal National Mortgage Association
FGLMC   --  Federal Government Loan Mortgage Corporation
FHLMC   --  Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       45

Asset Management Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

--------------------------------------------------------------------------------

                                                                              SEPTEMBER 30, 2000
                                                                               ASSET MANAGEMENT
                                                                      I                II                 III
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in Unaffiliated Issuers, at Value1                 $578,795,621       $78,031,779       $23,651,053
   Investments in Affiliated Investment Companies2
     at Value                                                       45,061,575         7,547,612         2,027,751
   Foreign Cash3                                                    19,274,334         2,654,374           833,756
   Receivable for Securities Sold                                   13,207,904         4,292,689         1,171,737
   Dividend and Interest Receivable                                  3,241,696           625,879           221,802
   Unrealized Appreciation on Forward Currency
     Exchange Contracts                                                348,186            47,734            16,705
   Variation Margin Receivable (Domestic)                                   --            42,601            12,442
   Variation Margin Receivable (Foreign)                                    --            15,245             1,771
   Due from Bankers Trust                                                   --                --             6,222
                                                                  ------------       -----------       -----------
Total Assets                                                       659,929,316        93,257,913        27,943,239
                                                                  ------------       -----------       -----------
LIABILITIES
   Due to Bankers Trust                                                312,834            34,819                --
   Payable for Securities Purchased                                 17,658,393         2,269,424           497,524
   Accrued Expenses and Other                                           28,036            32,603            31,306
   Unrealized Depreciation on Forward Currency
     Exchange Contracts                                                 21,812             2,054               423
   Variation Margin Payable (Domestic)                                  46,452                --                --
   Variation Margin Payable (Foreign)                                   43,838                --                --
                                                                  ------------       -----------       -----------
Total Liabilities                                                   18,111,365         2,338,900           529,253
                                                                  ------------       -----------       -----------
NET ASSETS                                                        $641,817,951       $90,919,013       $27,413,986
                                                                  ============       ===========       ===========
COMPOSITION OF NET ASSETS
   Paid-in Capital                                                $602,639,001       $86,791,712       $26,944,744
   Net Unrealized Appreciation on Investments,
     Foreign Currencies and Forward Foreign Currency
     and Futures Contracts                                          39,178,950         4,127,301           469,242
                                                                  ------------       -----------       -----------
NET ASSETS                                                        $641,817,951       $90,919,013       $27,413,986
                                                                  ============       ===========       ===========

--------------------------------------------------------------------------------
1 Cost of $535,022,768, $73,382,884 and $23,067,407, respectively.
2 Cost of $45,061,575, $7,547,612 and $2,027,751, respectively.
3 Foreign  cash  has a cost  basis  of  $19,260,551,  $2,735,757  and  $872,523, respectively.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       46

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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

--------------------------------------------------------------------------------

                                                                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
                                                                               ASSET MANAGEMENT
                                                                      I                II                 III
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                    $  3,464,982        $   445,722          $ 121,045
   Interest                                                        9,595,778          1,916,861            828,359
                                                                ------------        -----------          ---------
   Total Investment Income                                        13,060,760          2,362,583            949,404
                                                                ------------        -----------          ---------
EXPENSES
   Advisory Fees                                                   2,193,201            306,977            105,195
   Administration and Services Fees                                  337,416             57,827             16,184
   Professional Fees                                                  20,518             14,851             17,357
   Trustees Fees                                                       3,347              4,757              3,158
   Miscellaneous                                                       6,248              1,961              5,170
                                                                ------------        -----------          ---------
Total Expenses                                                     2,560,730            386,373            147,064
Less: Fee Waivers or Expense Reimbursements                         (536,237)          (100,633)           (49,961)
                                                                ------------        -----------          ---------
Net Expenses                                                       2,024,493            285,740             97,103
                                                                ------------        -----------          ---------
NET INVESTMENT INCOME                                             11,036,267          2,076,843            852,301
                                                                ------------        -----------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY
   AND FUTURES CONTRACTS
   Net Realized Gain (Loss) from:
     Investment Transactions                                       8,664,453            906,340            364,578
     Foreign Currency Transactions                                (5,899,469)          (635,066)          (132,827)
     Forward Foreign Currency Transactions                                --                543              1,570
     Futures Transactions                                         (4,201,789)        (1,149,819)          (379,388)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments, Foreign Currencies and Forward
     Foreign Currency and Futures Contracts                      (17,818,175)          (914,264)           (91,212)
                                                                ------------        -----------          ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   FOREIGN CURRENCIES AND FORWARD FOREIGN
   CURRENCY AND FUTURES CONTRACTS                                (19,254,980)        (1,792,266)          (237,279)
                                                                ------------        -----------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ (8,218,713)       $   284,577          $ 615,022
                                                                ============        ===========          =========




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       47

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 ASSET MANAGEMENT                                                          FOR THE SIX               FOR THE
                                                                          MONTHS ENDED              YEAR ENDED
                                                                          SEPTEMBER 30,              MARCH 31,
                                                                              20001                    2000
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                 $  11,036,267              $  19,432,101
   Net Realized Gain (Loss) from Investment, Foreign Currency,
     Forward Foreign Currency and Futures Transactions                      (1,436,805)                75,333,098
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts                                        (17,818,175)                (1,499,042)
                                                                         -------------              -------------
Net Increase (Decrease) in Net Assets from Operations                       (8,218,713)                93,266,157
                                                                         -------------              -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested                                          163,642,171                204,062,057
   Value of Capital Withdrawn                                             (246,622,842)              (268,438,376)
                                                                         -------------              -------------
Net Decrease in Net Assets from Capital Transactions                       (82,980,671)               (64,376,319)
                                                                         -------------              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (91,199,384)                28,889,838
NET ASSETS
   Beginning of Period                                                     733,017,335                704,127,497
                                                                         -------------              -------------
   End of Period                                                         $ 641,817,951              $ 733,017,335
                                                                         =============              =============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       48

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 ASSET MANAGEMENT II                                                       FOR THE SIX               FOR THE
                                                                          MONTHS ENDED              YEAR ENDED
                                                                          SEPTEMBER 30,              MARCH 31,
                                                                              20001                    2000
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                  $  2,076,843               $  3,213,535
   Net Realized Gain (Loss) from Investment, Foreign Currency,
   Forward Foreign Currency and Futures Transactions                          (878,002)                 6,000,298
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts                                           (914,264)                   597,641
                                                                          ------------               ------------
Net Increase in Net Assets from Operations                                     284,577                  9,811,474
                                                                          ------------               ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested                                           19,084,504                 55,724,885
   Value of Capital Withdrawn                                              (27,277,910)               (44,447,177)
                                                                          ------------               ------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions                                                     (8,193,406)                11,277,708
                                                                          ------------               ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (7,908,829)                21,089,182
NET ASSETS
   Beginning of Period                                                      98,827,842                 77,738,660
                                                                          ------------               ------------
   End of Period                                                          $ 90,919,013               $ 98,827,842
                                                                          ============               ============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       49

Asset Management Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 ASSET MANAGEMENT III                                                      FOR THE SIX               FOR THE
                                                                          MONTHS ENDED              YEAR ENDED
                                                                          SEPTEMBER 30,              MARCH 31,
                                                                              20001                    2000
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                  $    852,301               $  1,730,724
   Net Realized Gain (Loss) from Investment, Foreign Currency,
     Forward Foreign Currency and Futures Transactions                        (146,067)                 1,155,475
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts                                            (91,212)                  (563,440)
                                                                          ------------               ------------
Net Increase in Net Assets from Operations                                     615,022                  2,322,759
                                                                          ------------               ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested                                            6,226,819                 29,758,416
   Value of Capital Withdrawn                                              (17,119,389)               (38,887,680)
                                                                          ------------               ------------
Net Decrease in Net Assets from Capital Transactions                       (10,892,570)                (9,129,264)
                                                                          ------------               ------------
TOTAL DECREASE IN NET ASSETS                                               (10,277,548)                (6,806,505)
NET ASSETS
   Beginning of Period                                                      37,691,534                 44,498,039
                                                                          ------------               ------------
   End of Period                                                          $ 27,413,986               $ 37,691,534
                                                                          ============               ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       50

Asset Management Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 ASSET MANAGEMENT PORTFOLIO

                                       FOR THE SIX
                                      MONTHS ENDED
                                      SEPTEMBER 30,                 FOR THE YEARS ENDED MARCH 31,
                                          20001        2000         1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted)                      $641,818    $733,017     $704,127    $649,372     $348,539     $240,142
   Ratios to Average Net Assets:
     Net Investment Income                   3.27%2      2.69%        2.91%       2.97%        3.12%        3.99%
     Expenses After Waivers                  0.60%2      0.60%        0.60%       0.60%        0.60%        0.60%
     Expenses Before Waivers                 0.76%2      0.76%        0.76%       0.76%        0.76%        0.77%
   Portfolio Turnover Rate                     62%        222%         109%        199%         137%         154%


--------------------------------------------------------------------------------

 ASSET MANAGEMENT PORTFOLIO II
                                       FOR THE SIX
                                      MONTHS ENDED
                                      SEPTEMBER 30,                 FOR THE YEARS ENDED MARCH 31,
                                          20001        2000         1999         1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted)                       $90,919     $98,828      $77,739     $95,072      $61,776      $51,400
   Ratios to Average Net Assets:
     Net Investment Income                   4.39%2      3.43%        3.15%       3.71%        3.87%        4.55%
     Expenses After Waivers                  0.60%2      0.60%        0.60%       0.60%        0.60%        0.60%
     Expenses Before Waivers                 0.82%2      0.79%        0.81%       0.78%        0.80%        0.80%
   Portfolio Turnover Rate                     73%        273%         202%        275%         209%         208%


--------------------------------------------------------------------------------

 ASSET MANAGEMENT PORTFOLIO III
                                       FOR THE SIX
                                      MONTHS ENDED
                                      SEPTEMBER 30,                 FOR THE YEARS ENDED MARCH 31,
                                          20001        2000         1999         1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted)                       $27,414     $37,692      $44,498     $49,399      $32,542      $28,869
   Ratios to Average Net Assets:
     Net Investment Income                   5.26%2      4.02%        3.97%       4.45%        4.64%        5.04%
     Expenses After Waivers                  0.60%2      0.60%        0.60%       0.60%        0.60%        0.60%
     Expenses Before Waivers                 0.91%2      0.85%        0.83%       0.81%        0.83%        0.82%
   Portfolio Turnover Rate                     68%        354%         344%        389%         307%         221%


--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       51

Asset Management Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. Asset Management Portfolios II and III are part of BT Investment Portfolios.

The Portfolios were organized and began operations as follows:

                         ORGANIZATION        COMMENCEMENT
PORTFOLIO                    DATE            OF OPERATIONS
---------             ----------------    -----------------
Asset Management          June 9, 1992    November 16, 1993
Asset Management II   October 28, 1992     October 14, 1993
Asset Management III  October 28, 1992     October 15, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. VALUATION OF SECURITIES
Each Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of each Portfolio are allocated pro rata among the investors in each Portfolio at the time of such determination.

D. TBA PURCHASE COMMITMENTS
Each Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the securities to be purchased decline prior to settlement date. This risk is in addition to the risk of decline in the value of each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities".

E. FOREIGN CURRENCY TRANSACTIONS
Each Portfolio's books and records are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
Each Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to each Portfolio's investments. The net US dollar value of foreign currency underlying all contractual commitments held by each Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statements of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

--------------------------------------------------------------------------------
                                       52

Asset Management Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

G. OPTION CONTRACTS
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
Each Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody to each of the Portfolios. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolios' average daily net assets.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolios pay Bankers Trust a fee computed daily and paid monthly at an annual rate of .65% of each Portfolios' average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Portfolio through July 31, 2001, to the extent necessary, to limit all expenses to .60% of the average daily net assets of each Portfolio.

The Portfolios may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolios and other accounts managed by Bankers Trust. At September 30, 2000, the Asset Management, Asset Management II, and Asset Management III Portfolios had dividend income receivable from the Fund in the amounts of $277,979, $41,070 and $11,124, respectively. Additionally, distributions from Cash Management to the Portfolios as of September 30, 2000 are included in dividend income and summarized as follows:

            $1,549,201  Asset Management
            $  275,848  Asset Management II
            $   96,628  Asset Management III

--------------------------------------------------------------------------------
                                       53

Asset Management Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following summarizes the purchase and sales of Cash Management Institutional for each portfolio during the six months ended September 30, 2000.

PORTFOLIO                   PURCHASES         SALES
Asset Management         $165,358,079     $242,361,976
Asset Management II        22,554,278       25,621,907
Asset Management III       11,146,141       14,464,350

The Portfolios are participants with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for these Portfolios under the credit facility for the six months ended September 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 2000, were as follows:

PORTFOLIO                  PURCHASES          SALES
Asset Management         $367,949,689     $348,375,800
Asset Management II        37,384,122       39,600,750
Asset Management III       14,864,765       20,704,301

For federal income tax purposes, the tax basis of investments held at September 30, 2000, were as follows:

PORTFOLIO                               COST-TAX BASIS
Asset Management                          $580,084,343
Asset Management II                         80,930,496
Asset Management III                        25,095,158

The aggregate gross unrealized appreciation and depreciation for all investments as of September 30, 2000, were as follows:

PORTFOLIO                APPRECIATION     DEPRECIATION
Asset Management          $69,494,142      $25,721,289
Asset Management II         7,005,457        2,356,562
Asset Management III          991,622          407,976

--------------------------------------------------------------------------------
                                       54

Asset Management Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at September 30, 2000 is as follows:

                                             ASSET MANAGEMENT PORTFOLIO
                                             --------------------------
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
TYPE OF FUTURES                   EXPIRATION         CONTRACTS     POSITION       MARKET VALUE        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures         December 15, 2000           1           Long        $    72,685         $   (3,834)
S&P 500 Index Futures         December 15, 2000           6           Long          2,180,550           (120,040)
S&P 500 Index Futures         December 15, 2000         106           Long         38,523,050         (2,120,708)
S&P 500 Index Futures         December 15, 2000        (115)          Short       (41,793,875)         1,768,873
US Treasury Note Futures      December 20, 2000        (662)          Short       (66,344,813)          (106,417)
Milan Stock Exchange Futures  December 16, 2000         155           Long         31,234,949         (1,981,372)
DAX Index Futures             December 16, 2000          87           Long         13,188,237           (676,680)
CAC-40 Index Futures          November 1, 2000          247           Long         13,710,021           (773,045)
Australian Ordinary Futures   December 30, 2000         444           Long         19,980,166           (180,456)
Toronto Stock Exchange
   60 Index Futures           December 16, 2000         178           Long         14,779,681           (734,004)
---------------------------------------------------------------------------------------------------------------------------
Total                                                   447                      $ 25,530,651        $(4,927,683)
---------------------------------------------------------------------------------------------------------------------------

                                             ASSET MANAGEMENT PORTFOLIO II
                                             -----------------------------
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
TYPE OF FUTURES                   EXPIRATION         CONTRACTS     POSITION       MARKET VALUE        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures         December 15, 2000           2           Long        $   145,370           $ (7,667)
S&P 500 Index Futures         December 15, 2000          10           Long          3,634,250           (200,067)
S&P 500 Index Futures         December 15, 2000         (19)          Short        (6,905,075)           292,249
US Treasury Note Futures      December 20, 2000         (57)          Short        (5,712,469)            (9,163)
Milan Stock Exchange Futures  December 16, 2000          18           Long          3,627,284           (230,095)
DAX Index Futures             December 16, 2000           9           Long          1,364,300            (70,001)
CAC-40 Index Futures          November 1, 2000           38           Long          2,109,234           (118,930)
SPI Futures                   December 30, 2000          93           Long          4,185,035            (37,798)
Toronto Stock Exchange
   60 Index Futures           December 16, 2000          25           Long          2,075,798           (103,090)
---------------------------------------------------------------------------------------------------------------------------
Total                                                   119                       $ 4,523,727          $(484,562)
---------------------------------------------------------------------------------------------------------------------------

                                          ASSET MANAGEMENT PORTFOLIO III
                                          ------------------------------
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
TYPE OF FUTURES                   EXPIRATION         CONTRACTS     POSITION       MARKET VALUE        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures         December 15, 2000           3           Long        $   218,055           $(11,500)
S&P 500 Index Futures         December 15, 2000           1           Long            363,425            (20,007)
S&P 500 Index Futures         December 15, 2000          (4)          Short        (1,453,700)            61,526
US Treasury Note Futures      December 20, 2000         (10)          Short        (1,002,188)            (1,608)
Milan Stock Exchange Futures  December 16, 2000           3           Long            604,548            (38,349)
DAX Index Futures             December 16, 2000           2           Long            303,178            (15,556)
CAC-40 Index Futures          November 1, 2000            8           Long            444,049            (25,038)
SPI Futures                   December 30, 2000          20           Long            900,008             (8,129)
Toronto Stock Exchange
   60 Index Futures           December 16, 2000           8           Long            664,255            (32,989)
---------------------------------------------------------------------------------------------------------------------------
Total                                                    31                       $ 1,041,630           $(91,650)
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2000, the Portfolios have sufficient securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
                                       55

Asset Management Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 5 -- OPEN FORWARD FOREIGN CURRENCY CONTRACTS
A summary of obligations under these financial instruments at September 30, 2000 is as follows:

                                             ASSET MANAGEMENT PORTFOLIO
                                             --------------------------
                                                                                                    NET UNREALIZED
                                                                                                     APPRECIATION/
                                                                                       CONTRACT      DEPRECIATION
CONTRACTS TO DELIVER                     IN EXCHANGE FOR        SETTLEMENT DATE       VALUE (US$)        (US$)
---------------------------------------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------------------------------------
Euro                 36,429,000      US Dollars  $32,077,556       10/6/2000          $32,145,787     $ 68,231
---------------------------------------------------------------------------------------------------------------------------
                                                                    Total Unrealized Appreciation     $ 68,231
---------------------------------------------------------------------------------------------------------------------------
SELLS
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar    (4,867,000)     US Dollars   $2,750,488       10/6/2000         $ (2,635,748)    $114,740
Canadian Dollar      (8,468,000)     US Dollars    5,717,179       10/5/2000           (5,627,950)      89,229
Great Britain Pound    (722,000)     US Dollars    1,045,665       10/6/2000           (1,067,477)     (21,812)
Japanese Yen       (299,340,000)     US Dollars    2,846,114       10/6/2000           (2,770,128)      75,986
---------------------------------------------------------------------------------------------------------------------------
                                                            Total Unrealized Appreciation/Depreciation$258,143
---------------------------------------------------------------------------------------------------------------------------

                                             ASSET MANAGEMENT PORTFOLIO II
                                             -----------------------------
                                                                                                    NET UNREALIZED
                                                                                                     APPRECIATION/
                                                                                       CONTRACT      DEPRECIATION
CONTRACTS TO DELIVER                     IN EXCHANGE FOR        SETTLEMENT DATE       VALUE (US$)        (US$)
---------------------------------------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------------------------------------
Euro                  4,423,000      US Dollars   $3,894,673       10/6/2000          $ 3,902,957      $ 8,284
---------------------------------------------------------------------------------------------------------------------------
                                                                    Total Unrealized Depreciation      $ 8,284
---------------------------------------------------------------------------------------------------------------------------
SELLS
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar      (685,000)     US Dollars     $387,114       10/6/2000           $ (370,965)     $16,149
Canadian Dollar      (1,196,000)     US Dollars      807,481       10/5/2000             (794,878)      12,602
Great Britain Pound     (68,000)     US Dollars       98,484       10/6/2000             (100,538)      (2,054)
Japanese Yen        (42,146,000)     US Dollars      400,723       10/6/2000             (390,024)      10,699
---------------------------------------------------------------------------------------------------------------------------
                                                            Total Unrealized Appreciation/Depreciation $37,396
---------------------------------------------------------------------------------------------------------------------------

                                             ASSET MANAGEMENT PORTFOLIO III
                                             ------------------------------
                                                                                                    NET UNREALIZED
                                                                                                     APPRECIATION/
                                                                                       CONTRACT      DEPRECIATION
CONTRACTS TO DELIVER                     IN EXCHANGE FOR        SETTLEMENT DATE       VALUE (US$)        (US$)
---------------------------------------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------------------------------------
Euro                    652,000      US Dollars     $574,119       10/6/2000           $  575,340      $ 1,221
---------------------------------------------------------------------------------------------------------------------------
                                                                    Total Unrealized Depreciation      $ 1,221
---------------------------------------------------------------------------------------------------------------------------
SELLS
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar      (280,000)     US Dollars     $158,236       10/6/2000           $ (151,635)     $ 6,601
Canadian Dollar        (421,000)     US Dollars      284,239       10/5/2000             (279,802)       4,436
Great Britain Pound     (14,000)     US Dollars       20,276       10/6/2000              (20,699)        (423)
Japanese Yen        (17,519,000)     US Dollars      166,570       10/6/2000             (162,123)       4,447
---------------------------------------------------------------------------------------------------------------------------
                                                            Total Unrealized Appreciation/Depreciation $15,061
---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       56

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Lifecycle Long Range -- Investment Class
                                 Long Range -- Investment Class CUSIP #055922843
Lifecycle Mid Range -- Investment Class
                                  Mid Range -- Investment Class CUSIP #055922835
Lifecycle Short Range -- Investment Class
                                 Short Range -- Investment ClassCUSIP #055922827

                                                              COMBLIFESA (09/00)

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